As filed with the Securities and Exchange Commission on or about April 29, 2008

================================================================================
                                             1933 Act Registration No. 333-72447
                                             1940 Act Registration No. 811-09235


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
Pre-Effective Amendment No. __                                              [ ]
Post-Effective Amendment No. 14                                             [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
Amendment No. 16                                                            [X]

                        FIRST DEFINED PORTFOLIO FUND, LLC
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (630) 241-4141

                             W. Scott Jardine, Esq.,
                             Secretary First Defined
                               Portfolio Fund, LLC
                            First Trust Advisors L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b)
[X]   on May 1, 2008 pursuant to paragraph (b)
[ ]   60 days after filing pursuant to paragraph (a)(1)
[ ]   on (date) pursuant to paragraph (a)(1)
[ ]   75 days after filing pursuant to paragraph (a)(2)
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                    FIRST DEFINED PORTFOLIO FUND, LLC

                               Prospectus

                               May 1, 2008

This prospectus is intended for use in connection with variable annuity policies offered by Prudential Annuities Life Assurance Corporation ("Prudential"). This prospectus provides important information to help you evaluate whether any of the series (each a "Fund" and collectively, the "Funds") of First Defined Portfolio Fund, LLC (the "Company") listed below may be right for you.

                      Target Managed VIP Portfolio

                      The Dow(R) DART 10 Portfolio

                  The Dow(R) Target Dividend Portfolio

                   Global Dividend Target 15 Portfolio

                       S&P(R) Target 24 Portfolio

                      NASDAQ(R) Target 15 Portfolio

                    Value Line(R) Target 25 Portfolio

                 First Trust Target Focus Four Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                            Table of Contents

                                                                PAGE

Target Managed VIP Portfolio                                       1
The Dow(R) DART 10 Portfolio                                       2
The Dow(R) Target Dividend Portfolio                               3
Global Dividend Target 15 Portfolio                                4
S&P(R) Target 24 Portfolio                                         5
NASDAQ(R) Target 15 Portfolio                                      6
Value Line(R) Target 25 Portfolio                                  7
First Trust Target Focus Four Portfolio                            8
Performance Summary                                                9
Management Fees and Expenses                                      17
Fund Organization                                                 18
Fund Management                                                   18
Fund Investments                                                  19
Additional Information on the Funds' Investment Strategies        20
Description of Indices                                            24
Additional Risks of Investing in the Funds                        25
Investment in Fund Interests                                      26
Redemption of Fund Interests                                      26
Distributions and Taxes                                           26
Rule 12b-1 Plan                                                   26
Net Asset Value                                                   27
Fund Service Providers                                            27
Shareholder Inquiries                                             28
Frequent Trading                                                  28
Disclaimers                                                       28
Financial Highlights                                              31

                      Target Managed VIP Portfolio

Fund Overview

Investment Objective

The Fund seeks to provide above-average total return.

How the Fund Pursues Its Objective

The Fund seeks to achieve its objective by investing in common stocks of companies that are identified by a model based on six uniquely specialized strategies:

      -  The Dow(R) DART 5 Strategy(1);

      -  The European Target 20 Strategy;

      -  The NASDAQ(R) Target 15 Strategy(2);

      -  The S&P(R) Target 24 Strategy(3);

      -  The Target Small-Cap Strategy; and

      -  The Value Line(R) Target 25 Strategy(4).

To select the stocks for the Fund, the investment adviser, First Trust Advisors L.P. ("First Trust"), generally selects those stocks identified by a model based on the strategies. Each year, on or about the annual stock selection date (December 31), the Fund expects to invest in the securities determined by the model with an approximately equal amount invested in each strategy. First Trust reserves the right to over-weight, under-weight or exclude certain companies from the Fund.

The Fund may also purchase futures, options, warrants, forward contracts and repurchase agreements. See "Additional Information on the Funds' Investment Strategies" for additional information regarding these strategies.

What are the Risks of Investing in the Fund?

The principal risk of investing in the Fund is market risk. Market risk is the risk that one or more particular stocks in the Fund, the Fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing. The Fund's investment in non-U.S. stocks presents additional risk including currency risk. Non-U.S. companies may be affected by adverse political, diplomatic and economic developments, changes in non-U.S. currency exchange rates, taxes, less publicly available information and other factors.

The Fund's investment in small cap stocks also presents additional risk. Small cap stocks are more vulnerable to market conditions, less liquid and generally experience greater price volatility than larger capitalization companies.

Because the Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

The Fund is also exposed to additional market risk due to its policy of investing in accordance with its investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversity, possible concentration in a particular industry and passive management style may subject investors to greater market risk and volatility than other mutual funds.

(1) "Dow Jones Industrial Average(SM)," "DJIA(SM)," "The Dow Jones U.S. Select Dividend Index(SM)," "Dow Industrials(SM)," "The Dow(R)," "Dow 30(SM)," and "The Dow 10(SM)" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust on behalf of the Fund. None of the Funds, including, and in particular, Target Managed
VIP Portfolio, The Dow(R) Target Dividend Portfolio, the Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

(2) "The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of the Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Fund. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

(3) "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500" "S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by First Trust on behalf of the Fund. The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of Standard & Poor's.

(4) "Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Fund. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

                      The Dow(R) DART 10 Portfolio

Fund Overview

Investment Objective

The Fund seeks to provide above-average total return.

How the Fund Pursues Its Objective

The Fund seeks to achieve its objective by investing in common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. To select the stocks for the Fund, the investment adviser follows a disciplined investment strategy that invests primarily in the common stocks of the ten companies in the Dow Jones Industrial Average(SM) ("DJIA(SM)") that have the highest combined dividend yields and buyback ratios as of the close of business on or about the applicable stock selection date. Buyback ratio is determined by subtracting one from the ratio of the company's common shares outstanding 12 months prior to the applicable stock selection date divided by the common shares outstanding on or about the applicable stock selection date. The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy. See "Description of Indices" for a description of the DJIA(SM).

The Fund invests in stocks with relatively high dividend yields and relatively high buyback ratios. Investing in stocks with high dividend yields and buyback ratios may be effective in achieving the Fund's investment objective. This is because regular dividends are common for established companies and have typically accounted for a large portion of the total return on stocks. Historically, companies rewarded shareholders in the form of dividend payments. By selecting the DJIA(SM) stocks with the highest dividend yields, the Fund seeks to uncover stocks that may be out of favor or undervalued. Many companies have also turned to stock reduction programs as a tax efficient way to bolster their stock prices and reward shareholders. Companies which have reduced their shares through a share buyback program may provide a strong cash flow position and, in turn, high quality earnings.

Each year, on or about the annual stock selection date (December 31), the Fund expects to invest in the securities determined by the strategy in relatively equal amounts. At that time, the percentage relationship among the number of shares of each issuer held by the Fund is established. Through the next one-year period that percentage relationship will be maintained as closely as practicable when the Fund makes subsequent purchases and sales of the securities.

The Fund may also purchase futures, options, warrants, forward contracts and repurchase agreements.

What are the Risks of Investing in the Fund?

The principal risk of investing in the Fund is market risk. Market risk is the risk that one or more particular stocks in the Fund, the Fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing.

Because the Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

The Fund is also exposed to additional market risk due to its policy of investing in accordance with its investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversity, possible concentration in a particular industry and passive management style may subject investors to greater market risk and volatility than other mutual funds.

                  The Dow(R) Target Dividend Portfolio

Fund Overview

Investment Objective

The Fund seeks to provide above-average total return.

How the Fund Pursues Its Objective

The Fund seeks to achieve its objective by investing in common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. To select the stocks for the Fund, the investment adviser follows a disciplined investment strategy that invests primarily in the 20 common stocks from The Dow Jones U.S. Select Dividend Index(SM) with the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio as of the close of business on or about the applicable stock selection date. Specifically, the Fund's investment strategy consists of the following steps:

    Step 1: The investment adviser ranks all 100 stocks contained in The Dow
            Jones U.S. Select Dividend Index(SM) on or about the applicable stock selection date (best (1) to worst (100)) by:

            - Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.

            - Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.

    Step 2: The investment adviser then selects an equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors for The Dow(R) Target Dividend Strategy.

Companies which, as of the applicable stock selection date, Dow Jones has announced will be removed from The Dow Jones U.S. Select Dividend Index(SM), are removed from the universe of securities from which the Fund's stocks are selected.

The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy. See "Description of Indices" for a description of The Dow Jones U.S. Select Dividend Index(SM).

Each year, on or about the annual stock selection date (December 31), the Fund expects to invest in the securities determined by the strategy in relatively equal amounts. At that time, the percentage relationship among the number of shares of each issuer held by the Fund is established. Through the next one-year period that percentage relationship will be maintained as closely as practicable when the Fund makes subsequent purchases and sales of the securities.

The Fund may also purchase futures, options, warrants, forward contracts and repurchase agreements.

What are the Risks of Investing in the Fund?

The principal risk of investing in the Fund is market risk. Market risk is the risk that one or more particular stocks in the Fund, the Fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing.

Because the Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

The Fund is also exposed to additional market risk due to its policy of investing in accordance with its investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversity, possible concentration in a particular industry and passive management style may subject investors to greater market risk and volatility than other mutual funds.

The Fund may also be exposed to utilities risk. As of the date of this prospectus, the Fund has a significant portion of its assets invested in the utilities sector. Issuers in the utilities sector are generally subject to risks including increases in fuel and other operational costs, restrictions on operations and increased costs as a result of regulation and energy conservation.

                   Global Dividend Target 15 Portfolio

Fund Overview

Investment Objective

The Fund seeks to provide above-average total return.

How the Fund Pursues Its Objective

The Fund seeks to achieve its objective by investing in common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. To select the stocks for the Fund, the investment adviser follows a disciplined investment strategy that invests primarily in the common stocks of the companies which are components of the DJIA(SM), the Financial Times Industrial Ordinary Share Index ("FT Index") and the Hang Seng Index. The Fund primarily consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA(SM), FT Index and Hang Seng Index, respectively, that have the highest dividend yields in the respective index as of the close of business on or about the applicable stock selection date. The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy. See "Description of Indices" for a description of the DJIA(SM), FT Index and Hang Seng Index.

Each year, on or about the annual stock selection date (December 31), the Fund expects to invest in the securities determined by the strategy in relatively equal amounts. At that time, the percentage relationship among the number of shares of each issuer held by the Fund is established. Through the next one-year period, that percentage relationship will be maintained as closely as practicable when the Fund makes subsequent purchases and sales of the securities.

The Fund may also purchase futures, options, warrants, forward contracts and repurchase agreements.

What are the Risks of Investing in the Fund?

The principal risk of investing in the Fund is market risk. Market risk is the risk that one or more particular stocks in the Fund, the Fund itself or stocks in general may fall in value. The Fund's investment in non-U.S. stock presents additional risk including currency risk. Non-U.S. companies may be affected by adverse political, diplomatic and economic developments, changes in non-U.S. currency exchange rates, taxes, less publicly available information and other factors. The Fund's concentration in securities of United Kingdom and Hong Kong issuers also exposes the Fund to additional risk. As with any mutual fund investment, loss of money is a risk of investing.

Because the Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

The Fund is also exposed to additional market risk due to its policy of investing in accordance with its investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversity, possible concentration in a particular industry and passive management style may subject investors to greater market risk and volatility than other mutual funds.

                       S&P(R) Target 24 Portfolio

Fund Overview

Investment Objective

The Fund seeks to provide above-average total return.

How the Fund Pursues Its Objective

To select the stocks for the Fund, the investment adviser follows a disciplined investment strategy of investing primarily in the common stocks of 24 companies selected from the stocks included in the Standard & Poor's 500 Index ("S&P 500(R) Index") as of the close of business on or about the applicable stock selection date. See "Description of Indices" for a description of the S&P 500(R) Index.

The Fund primarily consists of a portfolio of 24 common stocks selected each year through the following three-step process:

   Step 1: All of the economic sectors in the S&P 500(R) Index are ranked by market capitalization and the eight largest sectors are selected.

   Step 2: The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

           Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

           Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

           Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months in which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

   Step 3: The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for the Fund. In the event of a tie within a sector, the stock with the higher market capitalization is selected. Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from. The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy.

Each year, on or about the annual stock selection date (December 31), the Fund expects to invest in the securities determined by the strategy. At that time, the percentage relationship among the number of shares of each issuer held by the Fund is established. Through the next one-year period that percentage relationship will be maintained as closely as practicable when the Fund makes subsequent purchases and sales of the securities.

The Fund may also purchase futures, options, warrants, forward contracts and repurchase agreements.

What are the Risks of Investing in the Fund?

The principal risk of investing in the Fund is market risk. Market risk is the risk that one or more particular stocks in the Fund, the Fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing.

Because the Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

The Fund is also exposed to additional market risk due to its policy of investing in accordance with its investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversity, possible concentration in a particular industry and passive management style may subject investors to greater market risk and volatility than other mutual funds.

                      NASDAQ(R) Target 15 Portfolio

Fund Overview

Investment Objective

The Fund seeks to provide above-average total return.

How the Fund Pursues Its Objective

To select the stocks for the Fund, the investment adviser follows a disciplined investment strategy of investing primarily in the common stocks of 15 companies selected from the stocks included in the NASDAQ-100 Index(R) as of the close of business on or about the applicable stock selection date. See "Description of Indices" for a description of the NASDAQ-100 Index(R).

The Fund primarily consists of a portfolio of 15 common stocks selected each year through the following multi-step process from the stocks listed on the NASDAQ-100 Index(R) as of the close of business on or about the applicable stock selection date:

        Step 1: The investment adviser selects the stocks which are components of the NASDAQ-100 Index(R) and numerically ranks them by 12-month price appreciation (best (1) to worst (100)).

        Step 2: The investment adviser then numerically ranks the stocks by 6-month price appreciation.

        Step 3: The investment adviser ranks the stocks by their return on assets.

        Step 4: The investment adviser then numerically ranks the stocks based on their price to cash flow.

        Step 5: The investment adviser adds up the numerical ranks achieved by each company in the above steps and selects the 15 stocks with the lowest sums.

The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy.

Each year, on or about the stock selection date (December 31), the Fund expects to invest in the securities determined by the strategy. These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 7.5% of the portfolio on or about the stock selection date. The securities will be adjusted on a proportional basis to accommodate this constraint. On the applicable stock selection date, the percentage relationship among the number of shares of each issuer held by the Fund is established. Through the next one-year period that percentage relationship will be maintained as closely as practicable when the Fund makes subsequent purchases and sales of the securities.

The Fund may also purchase futures, options, warrants, forward contracts and repurchase agreements.

What are the Risks of Investing in the Fund?

The principal risk of investing in the Fund is market risk. Market risk is the risk that one or more particular stocks in the Fund, the Fund itself or stocks in general may fall in value. The Fund's potential investment in non-U.S. stocks presents additional risk including currency risk. Non-U.S. companies may be affected by adverse political, diplomatic and economic developments, changes in non-U.S. currency exchange rates, taxes, less publicly available information and other factors. As with any mutual fund investment, loss of money is a risk of investing.

Because the Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

The Fund is also exposed to additional market risk due to its policy of investing in accordance with its investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversity, possible concentration in a particular industry and passive management style may subject investors to greater market risk and volatility than other mutual funds.

                    Value Line(R) Target 25 Portfolio

Fund Overview

Investment Objective

The Fund seeks to provide above-average capital appreciation.

How the Fund Pursues Its Objective

The Fund seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for Timeliness(TM) which have recently exhibited certain positive financial attributes. The Value Line(R) Investment Survey is a comprehensive source of information and advice on approximately 1,700 stocks, more than 90 industries, the stock market and the economy. Of these approximately 1,700 stocks, only 100 are given its #1 ranking for Timeliness(TM), which measures Value Line(R)'s view of their probable price performance during the next 6 to 12 months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. To select the stocks for the Fund, the investment adviser follows a disciplined investment strategy of investing primarily in the common stocks of 25 companies selected from the stocks that receive Value Line's #1 ranking for Timeliness as of the close of business on or about the applicable stock selection date.

The Fund primarily consists of a portfolio of 25 common stocks selected each year through the following multi-step process from the stocks that receive Value Line(R)'s #1 ranking for Timeliness as of the close of business on or about the applicable stock selection date:

      Step 1: The investment adviser starts with the 100 stocks which Value
              Line(R) on or about the stock selection date gives a #1 ranking for Timeliness(TM), and removes the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange.

      Step 2: The investment adviser ranks the remaining stocks based on 12-month and 6-month price appreciation (best (1) to worst (100)).

      Step 3: The investment adviser ranks the stocks by their return on assets.

      Step 4: The investment adviser ranks the stocks based on their price to cash flow.

      Step 5: The investment adviser adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy.

Each year, on or about the stock selection date (December 31), the Fund expects to invest in the securities determined by the strategy. These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 7.5% of the portfolio on or about the stock selection date. The securities will be adjusted on a proportional basis to accommodate this constraint. On the applicable stock selection date, the percentage relationship among the number of shares of each issuer held by the Fund is established. Through the next one-year period that percentage relationship will be maintained as closely as practicable when the Fund makes subsequent purchases and sales of the securities.

The Fund may also purchase futures, options, warrants, forward contracts and repurchase agreements.

What are the Risks of Investing in the Fund?

The principal risk of investing in the Fund is market risk. Market risk is the risk that one or more particular stocks in the Fund, the Fund itself or stocks in general may fall in value. The Fund's potential investment in non-U.S. stocks presents additional risk including currency risk. Non-U.S. companies may be affected by adverse political, diplomatic and economic developments, changes in non-U.S. currency exchange rates, taxes, less publicly available information and other factors. The Fund's investment in small cap stocks also present additional risk. Small cap stocks are more vulnerable to market conditions, less liquid and generally experience greater price volatility than larger capitalization companies. As with any mutual fund investment, loss of money is a risk of investing.

Because the Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

The Fund is also exposed to additional market risk due to its policy of investing in accordance with its investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversity, possible concentration in a particular industry and passive management style may subject investors to greater market risk and volatility than other mutual funds.

                First Trust Target Focus Four Portfolio1

Fund Overview

Investment Objective

The Fund seeks to provide above-average capital appreciation.

How the Fund Pursues Its Objective

The Fund seeks to achieve its objective by investing in the common stocks of companies that are selected by applying four separate uniquely specialized strategies (the "Focus Four Strategy"):

          Focus Four Strategy                            Weights
          ___________________                            ________
          The Dow(R) Target Dividend Strategy            30%
          Value Line(R) Target 25 Strategy               30%
          S&P Target SMid 60 Strategy                    30%
          NYSE(R) International Target 25 Strategy(2)    10%

To select stocks for the Fund, the investment adviser generally invests in a portfolio of securities based on the Focus Four Strategy. The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy.

Each year, on or about the annual stock selection date (December 31), the Fund expects to invest in the securities determined by the Focus Four Strategy. At that time, the percentage relationship among the number of shares of each issuer held by the Fund is established. Through the next one-year period, that percentage relationship will be maintained as closely as practicable when the Fund makes subsequent purchases and sales of the securities.

The Fund may also purchase futures, options, warrants, forward contracts and repurchase agreements. See "Additional Information on the Funds' Investment Strategies" for additional information regarding the Focus Four Strategy.

What are the Risks of Investing in the Fund?

The principal risk of investing in the Fund is market risk. Market risk is the risk that one or more particular stocks in the Fund, the Fund itself or stocks in general may fall in value. The Fund's investment in non-U.S. stocks presents additional risk, including currency risk. Non-U.S. companies may be affected by adverse political, diplomatic and economic developments, changes in non-U.S. currency exchange rates, taxes, less publicly available information and other factors. As with any mutual fund investment, loss of money is a risk of investing.

Because the Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

The Fund is also exposed to additional market risk due to its policy of investing in accordance with its investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversity, possible concentration in a particular industry and passive management style may subject investors to greater market risk and volatility than other mutual funds.

(1) Effective November 19, 2007, based upon the determination of the Company's Board of Trustees, the Fund changed its name from the First Trust 10 Uncommon Values Portfolio to the First Trust Target Focus Four Portfolio. The Fund's primary investment strategy was also changed.

(2) "NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

Performance Summary

The bar charts below and on the following pages show each Fund's annual total return for the calendar years since each Fund's inception. The tables below and on the following pages show each Fund's average annual total return for the past calendar year, five years and since the Fund's inception, as applicable. The bar charts and tables provide an indication of the risks of investing in each Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of broad measures of market performance. These tables assume reinvestment of dividends and distributions. The performance figures provided below do not reflect the deduction of any charges that are imposed under a variable annuity contract, such as mortality and expense risk charges, separate account charges, and sales charges, or the effect of taxes. If these amounts were reflected, returns would be less than those shown. As with all mutual funds, past performance (before and after taxes) is not necessarily an indicator of how a Fund will perform in the future.

Target Managed VIP Portfolio

                 Calendar Year Total Return as of 12/31*

                               [GRAPHIC OMITTED]

                  Performance Year             Total Return
                  ----------------             ------------
                  2000                           7.2%
                  2001                          -5.0%
                  2002                         -21.0%
                  2003                          34.9%
                  2004                          12.3%
                  2005                           7.2%
                  2006                          11.5%
                  2007                           9.5%

                            Performance Years

*The year-to-date return as of March 31, 2008 was -14.26%.

For the years shown in the bar chart:

Best Quarter:    Quarter Ended December 31, 2000             25.66%
Worst Quarter:   Quarter Ended September 30, 2002           -19.78%

Average Annual Total Return as of December 31, 2007
___________________________________________________
                                                            Since Fund
                                        1 Year    5 Years   Inception(1)
                                        ______    _______   _____________
Target Managed VIP Portfolio(2)          9.5%      14.7%      3.1%

Dow Jones Industrial Average(sm)(3)      8.9%      12.2%      4.9%

Russell 3000 Index(4)                    5.2%      13.7%      3.9%

____________________
(1) The Fund commenced operations on October 6, 1999.

(2) Effective April 30, 2002, based upon the determination of the Company's Board of Trustees, the Fund changed its name from The Dow(R) Target 5 Portfolio to the Target Managed VIP Portfolio. The Fund's primary investment strategy was also changed. The performance figures included for the periods prior to April 30, 2002 reflect the performance of the Fund prior to the name change and the change of the primary investment strategy.

(3) The Dow Jones Industrial Average(SM) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October
1, 1928. (Bloomberg)

(4) The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg)

The Dow(R) DART 10 Portfolio

                 Calendar Year Total Return as of 12/31*

                             [GRAPHIC OMITTED]

                  Performance Year             Total Return
                  ----------------             ------------
                  2000                           8.7%
                  2001                         -14.8%
                  2002                         -18.3%
                  2003                          19.9%
                  2004                           3.8%
                  2005                          -3.2%
                  2006                          25.6%
                  2007                           0.7%

                            Performance Years

*The year-to-date return as of March 31, 2008 was -7.15%.

For the years shown in the bar chart:

Best Quarter:      Quarter Ended June 30, 2003              17.82%
Worst Quarter:     Quarter Ended September 30, 2002        -24.19%

Average Annual Total Return as of December 31, 2007
___________________________________________________
                                                                 Since Fund
                                             1 Year   5 Years    Inception(1)
                                             ______   ________   ____________
The Dow(R) DART 10 Portfolio                 0.7%      8.8%      0.7%

Dow Jones Industrial Average(sm)(2)          8.9%     12.2%      4.9%

_________________
(1) The Fund commenced operations on October 6, 1999.

(2) The Dow Jones Industrial Average(SM) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October
1, 1928. (Bloomberg)

The Dow(R) Target Dividend Portfolio

                 Calendar Year Total Return as of 12/31*

                              [GRAPHIC OMITTED]

                  Performance Year             Total Return
                  ----------------             ------------
                   2006                          18.1%
                   2007                           1.1%


                              Performance Years

*The year-to-date return as of March 31, 2008 was -5.26%.

For the years shown in the bar chart:

Best Quarter:      Quarter Ended December 31, 2006       6.39%
Worst Quarter:     Quarter Ended December 31, 2005      -7.41%

Average Annual Total Return as of December 31, 2007

                                                              Since Fund
                                                    1 Year    Inception(1)
                                                    ______    ______________
The Dow(R) Target Dividend Portfolio                 1.1%     6.4%

The Dow Jones U.S. Select Dividend Index(sm)(2)     -5.2%     6.9%

S&P 500(R) Index(3)                                  5.5%    11.3%

________________
(1) The Fund commenced operations on May 2, 2005.

(2) The Dow Jones U.S. Select Dividend Index(SM) is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in The Dow Jones U.S. Index.

(3) The Standard & Poor's 500 Index ("S&P 500(R) Index") is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

Global Dividend Target 15 Portfolio

                 Calendar Year Total Return as of 12/31*

                            [GRAPHIC OMITTED]

                  Performance Year             Total Return
                  ----------------             ------------
                  2000                           2.0%
                  2001                          -2.4%
                  2002                         -14.7%
                  2003                          34.1%
                  2004                          25.4%
                  2005                          10.2%
                  2006                          38.4%
                  2007                          13.3%

                            Performance Years

*The year-to-date return as of March 31, 2008 was -5.01%.

For the years shown in the bar chart:

Best Quarter:   Quarter Ended June 30, 2003                26.76%
Worst Quarter:  Quarter Ended September 30, 2002          -17.70%

Average Annual Total Return as of December 31, 2007

                                                              Since Fund
                                          1 Year    5 Years   Inception(1)
                                          ______    _______   ____________
Global Dividend Target 15 Portfolio(2)    13.3%     23.8%     11.2%

MSCI Developed Markets World Index(3)      9.0%     17.0%      4.6%

_________________
(1) The Fund commenced operations on October 6, 1999.

(2) Effective May 2, 2005, based upon the determination of the Company's Board of Trustees, the Fund changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.

(3) The Morgan Stanley Capital International Developed Markets World Index ("MSCI Developed Markets World Index") is based on the share prices of approximately 1,600 companies listed on stock exchanges in the 22 countries that make up the MSCI National Indices. (Bloomberg)

S&P(R) Target 24 Portfolio

                 Calendar Year Total Return as of 12/31*

                                [GRAPHIC OMITTED]

                  Performance Year             Total Return
                  ----------------             ------------
                  2000                          -19.4%
                  2001                          -24.6%
                  2002                          -14.6%
                  2003                           24.1%
                  2004                           13.7%
                  2005                            4.2%
                  2006                            2.9%
                  2007                            4.1%

                            Performance Years

*The year-to-date return as of March 31, 2008 was -13.55%.

For the years shown in the bar chart:

Best Quarter:         Quarter Ended June 30, 2003          11.59%
Worst Quarter:        Quarter Ended September 30, 2002    -18.86%

Average Annual Total Return as of December 31, 2007

                                                             Since Fund
                                        1 Year    5 Years    Inception(1)
                                        ______    _______    ____________
S&P(R) Target 24 Portfolio(2)            4.1%     9.5%        -0.4%

S&P 500(R) Index(3)                      5.5%    12.8%         2.9%

_______________
(1) The Fund commenced operations on October 6, 1999.

(2) Effective April 30, 2002, based upon the determination of the Company's Board of Trustees, the Fund changed its name from the S&P(R) Target 10 Portfolio to the S&P(R) Target 24 Portfolio. The Fund's primary investment strategy was also changed. The performance figures included for the periods prior to April 30, 2002 reflect the performance of the Fund prior to the name change and the change of the primary investment strategy.

(3) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

NASDAQ(R) Target 15 Portfolio

                 Calendar Year Total Return as of 12/31*

                                [GRAPHIC OMITTED]

                  Performance Year             Total Return
                  ----------------             ------------
                  2000                          -11.8%
                  2001                          -28.2%
                  2002                          -26.2%
                  2003                           36.0%
                  2004                           -2.7%
                  2005                            3.3%
                  2006                            8.9%
                  2007                           21.7%

                            Performance Years

*The year-to-date return as of March 31, 2008 was -22.05%.

For the years shown in the bar chart:

Best Quarter:   Quarter Ended March 31, 2000              39.04%
Worst Quarter:  Quarter Ended December 31, 2000          -39.76%

Average Annual Total Return as of December 31, 2007

                                                            Since Fund
                                        1 Year   5 Years    Inception(1)
                                        ______   _______    ___________
NASDAQ(R) Target 15 Portfolio           21.7%    12.6%      2.6%

NASDAQ-100 Index(R)(2)                  19.2%    16.6%     -2.1%

______________________
(1) The Fund commenced operations on October 6, 1999.

(2) The NASDAQ-100 Index(R) is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ(R). (Bloomberg)

Value Line(R) Target 25 Portfolio

                 Calendar Year Total Return as of 12/31*

                              [GRAPHIC OMITTED]

                  Performance Year             Total Return
                  ----------------             ------------
                  2000                          -42.9%
                  2001                          -55.5%
                  2002                          -42.9%
                  2003                           40.9%
                  2004                           21.6%
                  2005                           19.7%
                  2006                            2.9%
                  2007                           18.2%

                            Performance Years

*The year-to-date return as of March 31, 2008 was -12.69%.

For the years shown in the bar chart:
Best Quarter:   Quarter Ended December 31, 2001         37.42%
Worst Quarter:   Quarter Ended December 31, 2000       -44.66%

Average Annual Total Return as of December 31, 2007

                                                            Since Fund
                                        1 Year   5 Years    Inception(1)
                                        ______   _______   _____________
Value Line(R) Target 25 Portfolio(2)    18.2%    20.0%      -6.2%

Russell 3000 Index(3)                    5.2%    13.7%       3.9%

__________________
(1) The Fund commenced operations on October 6, 1999.

(2) Effective April 30, 2002, based upon the determination of the Company's Board of Trustees, the Fund changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Fund's primary investment strategy was also changed. The performance figures included for the periods prior to April 30, 2002 reflect the performance of the Fund prior to the name change and the change of the primary investment strategy.

(3) The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg)

First Trust Target Focus Four Portfolio

                 Calendar Year Total Return as of 12/31*

                                [GRAPHIC OMITTED]

                  Performance Year             Total Return
                  ----------------             ------------
                  2000                          -26.4%
                  2001                          -35.6%
                  2002                          -36.9%
                  2003                           37.0%
                  2004                           11.4%
                  2005                            0.6%
                  2006                            4.0%
                  2007                            5.7%

                            Performance Years

*The year-to-date return as of March 31, 2008 was -9.74%.

For the years shown in the bar chart:

Best Quarter:   Quarter Ended June 30, 2003        24.62%
Worst Quarter:  Quarter Ended March 31, 2001      -30.63%

Average Annual Total Return as of December 31, 2007

                                                              Since Fund
                                            1 Year  5 Years   Inception(1)
                                            _____   ________  ____________
First Trust Target Focus Four Portfolio(2)  5.7%    11.0%     -6.5%

S&P 500(R) Index(3)                         5.5%    12.8%      2.9%

____________________
(1) The Fund commenced operations on October 6, 1999.

(2) Effective November 19, 2007, based upon the determination of the Company's Board of Trustees, the Fund changed its name from the First Trust 10 Uncommon Values Portfolio to the First Trust Target Focus Four Portfolio. The Fund's primary investment strategy was also changed. The performance figures included for the periods prior to November 19, 2007 reflect the performance of the Fund prior to the name change and the change of the primary investment strategy.

(3) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

Management Fees and Expenses

This section describes the fees and expenses that you may pay if you buy and hold interests of the Funds. Shareholder fees are costs that are charged directly to you. These fees are not charged on dividend reinvestments or exchanges. Annual fund operating expenses are deducted from each Fund's assets every year, so they are paid indirectly by all investors. The Funds have no sales charge (load). The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity policies offered by Prudential. If such fees were included the Total Annual Fund Operating Expenses would be higher.

Fees and Expenses: The tables describe the fees and expenses that you may pay if you buy and hold interests of a Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charges (Load)             None

Maximum Deferred Sales Charge (Load)     None

Exchange Fee                             None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                                   TOTAL
                                                                                   ANNUAL FUND
                                                       12B-1                       OPERATING      EXPENSE           TOTAL ANNUAL
                                         MANAGEMENT    SERVICE      OTHER          EXPENSES       WAIVERS AND       FUND OPERATING
FUND NAME                                FEES          FEES(1)      EXPENSES      (GROSS)         REIMBURSEMENTS    EXPENSES (NET)2
_________                                __________    ___________  __________     ___________    ________________  _______________
Target Managed VIP Portfolio             0.60%         0.25%        0.50%          1.35%           -                1.35%

The Dow(R) DART 10 Portfolio             0.60%         0.25%        0.71%          1.56%          0.09%             1.47%

The Dow(R) Target Dividend Portfolio     0.60%         0.25%         0.51%         1.36%           -                1.36%

Global Dividend Target 15 Portfolio      0.60%         0.25%         0.54%         1.39%           -                1.39%

S&P(R) Target 24 Portfolio               0.60%         0.25%         0.70%         1.55%          0.08%             1.47%

NASDAQ(R) Target 15 Portfolio            0.60%         0.25%         0.91%         1.76%          0.29%             1.47%

Value Line(R) Target 25 Portfolio        0.60%         0.25%         0.56%         1.41%           -                1.41%

First Trust Target Focus Four Portfolio  0.60%         0.25%         1.07%         1.92%          0.55%             1.37%

____________________
(1) The Company's Board of Trustees reserves the right to suspend payments under the 12b-1 Plan at any time. The amounts paid for fiscal year ended
December 31, 2007 were as follows: $473,452 - Target Managed VIP
Portfolio; $53,539 - The Dow(R) DART 10 Portfolio; $237,721 - The Dow(R)
Target Dividend Portfolio; $404,926 - Global Dividend Target 15
Portfolio; $39,250 - S&P(R) Target 24 Portfolio; $22,847 - NASDAQ(R)
Target 15 Portfolio; $104,902 - Value Line(R) Target 25 Portfolio, and
$14,297 - First Trust Target Focus Four Portfolio.

(2) First Trust has contractually agreed to waive fees and reimburse expenses of the Funds through December 31, 2009, to limit Total Annual
Fund Operating Expenses (excluding brokerage expense and extraordinary expenses) to 1.37% of average daily net assets for the First Trust
Target Focus Four Portfolio and 1.47% of average daily net assets for each of the other Funds. There can be no assurance that First Trust will continue to waive fees and reimburse expenses after December 31, 2009.
First Trust may seek restitution from the Funds for fees waived and reimbursed through December 31, 2009; however, such restitution is limited to the extent that it would not cause a Fund to exceed current expense limitations.

Example: This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in a Fund for the time periods shown (whether you redeemed your interests or not) and assumes that your investment has a 5% return each year and that the operating expenses remain the same. The example does not take into account contract level fees of the variable annuity policies offered by Prudential. If such fees were included the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

FUND NAME                                1 YEAR   3 YEARS*  5 YEARS*  10 YEARS*
_________                                _______  ________  ________  _________
Target Managed VIP Portfolio              $137    $428      $739      $1,624
The Dow(R) DART 10 Portfolio              $150    $484      $841      $1,849
The Dow(R) Target Dividend Portfolio      $138    $431      $745      $1,635
Global Dividend Target 15 Portfolio       $142    $440      $761      $1,669
S&P(R) Target 24 Portfolio                $150    $482      $837      $1,839
NASDAQ(R) Target 15 Portfolio             $150    $526      $927      $2,049
Value Line(R) Target 25 Portfolio         $144    $446      $771      $1,691
First Trust Target Focus Four Portfolio   $139    $550      $986      $2,199

The above example is for comparison purposes only and is not a representation of each Fund's actual expenses and returns, either past or future.
________________
* The waiver and reimbursement arrangement agreed to by First Trust, if not extended, will terminate on December 31, 2009. Thus, the 3 years, 5 years and 10 years expense amounts reflect the waiver and reimbursement for only the first year.

Fund Organization

Each Fund is a series of First Defined Portfolio Fund, LLC (the "Company"), a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is treated as a separate mutual fund with its own investment objective and policies. The Company is organized as a Delaware limited liability company. Its Board of Trustees (the "Board") is responsible for its overall management and direction. The Board elects the Company's officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent. Board members are elected by holders of the Company's membership interests.

Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in "membership interests." The Funds are not offered directly to the public. Interests of the Funds are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of variable annuity policies issued by Prudential. Account B is the sole member of the Company. Variable annuity owners of Account B who have policy values allocated to any of the Funds have indirect rights in such Fund's interests.

The Funds seek their investment objectives by investing their assets primarily in accordance with a particular investment strategy. The Funds' portfolios are generally adjusted annually to reflect the strategies' most recent selections. The Target Managed VIP Portfolio generally invests its assets based on an investment strategy but may under-weight, over-weight or exclude certain securities. (See "Fund Overview" for each Fund for a description of the investment strategies.)

Fund Management

The overall management of the business and affairs of the Funds is the responsibility of the Board of the Company. First Trust, 1001
Warrenville Road, Lisle, Illinois 60532, is the investment adviser to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of the Company.

First Trust serves as investment adviser or investment sub-adviser for 25 mutual fund portfolios, 36 exchange-traded funds and 14 closed-end funds and is also the portfolio supervisor of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), some of which have investment strategies that are substantially similar to those of the Funds. FTP, 1001 Warrenville Road, Lisle, Illinois 60532, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Funds' interests.

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee (the "Investment Committee"). The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel and Roger F. Testin. Mr. Lindquist rejoined First Trust as a Vice President in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management Services, Inc. from April 2000 to January 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of the Funds' investment strategies. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Since November 2003, Mr. Testin has been a Senior Vice President of First Trust and FTP. From August 2001 to November 2003, Mr. Testin was a Vice President of First Trust and FTP. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. Mr. Testin is the head of First Trust's Portfolio Management Group. For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' Statement of Additional Information ("SAI"). In addition, the SAI provides additional information regarding the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of interests of the Funds.

Fees and Expenses

For providing management services, each Fund pays First Trust an annual fund management fee of 0.60% of average daily net assets. For the most recent fiscal year ended December 31, 2007, the Funds paid the following amounts to First Trust (including fee waivers and expense reimbursements): Target Managed VIP Portfolio-0.60% of average daily net assets; The Dow(R) DART 10 Portfolio-0.51% of average daily net assets; The Dow(R) Target Dividend Portfolio-0.60% of average daily net assets; Global Dividend Target 15 Portfolio-0.60% of average daily net assets; S&P(R) Target 24 Portfolio-0.52% of average daily net assets; NASDAQ(R) Target 15 Portfolio-0.31% of average daily net assets; Value Line(R) Target 25 Portfolio-0.60% of average daily net assets; and First Trust Target Focus Four Portfolio-0.05% of average daily net assets. Information regarding the Board's approval of the continuation of the investment advisory contract for the Funds is available in the semi-annual report for the six months ended June 30, 2007.

Each Fund pays for its own operating expenses such as custodial, transfer agent, administrative, accounting and legal fees; brokerage commissions; service fees; licensing fees (if applicable); extraordinary expenses; and its portion of the Company's operating expenses. First Trust has contractually agreed to waive fees and reimburse expenses through December 31, 2009, to prevent a Fund's Total Annual Fund Operating Expenses (excluding brokerage expenses and extraordinary expenses) from exceeding 1.47% of the average daily net asset value of each Fund (other than the First Trust Target Focus Four Portfolio, whose expense cap is 1.37% of average daily net assets). First Trust may seek restitution from the Funds for fees waived and reimbursed through December 31, 2009; however, the restitution is limited to the extent that it would not cause a Fund to exceed current expense limitations.

Fund Investments

Equity Securities

Each Fund invests primarily in equity securities. Eligible equity securities include common stocks; warrants to purchase common stocks; and securities convertible into common stocks, such as convertible bonds and debentures. In addition, the Funds may invest in equity securities of non-U.S. issuers, including depositary receipts that represent non-U.S. common stocks deposited with a custodian.

Short-Term Investments

Each Fund may invest in cash equivalents or other short-term investments including U.S. government securities, commercial paper, repurchase agreements, money-market funds or similar fixed-income securities with remaining maturities of one year or less. For more information on short-term investments, see the SAI.

Futures and Options

Each Fund may use various investment strategies designed to hedge against changes in the values of securities the Fund owns or expects to purchase or to hedge against interest rate or currency exchange rate changes. The instruments used to implement these strategies include financial futures contracts, options, forward contracts, options on financial futures and stock index options.

Delayed Delivery Securities

Each Fund may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.

Disclosure of Portfolio Holdings

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is included in the Funds' SAI.

Additional Information on the Funds' Investment Strategies

To select securities for the Funds, other than the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio, First Trust primarily follows a disciplined investment strategy that invests in the common stocks determined by the strategy. The portfolio of each Fund is adjusted annually on or about the Funds' annual stock selection date of December 31, in accordance with the applicable investment strategy. On or about the annual stock selection date for a Fund, a percentage relationship among the number of shares of each issuer in the Fund will be established. When additional assets are deposited into the Fund, additional securities will be purchased in such numbers that reflect as nearly as practicable the percentage relationship of the number of shares of each issuer established on or about the annual stock selection date. First Trust will likewise attempt to replicate the percentage relationship of shares when selling securities for a Fund. The percentage relationship among the number of securities in a Fund should therefore, remain relatively stable. However, given the fact that the market price of such securities will vary throughout the year, the value of the securities of each of the companies as compared to the total assets of a Fund will fluctuate during the year, above and below the proportion established on the annual stock selection date. On or about the annual stock selection date for a Fund, new securities will be selected and a new percentage relationship will be established among the number of securities for the Fund.

To select securities for the Target Managed VIP Portfolio, First Trust utilizes a model based on six specialized strategies. It will not necessarily maintain a particular percentage relationship among those securities. To select securities for the First Trust Target Focus Four Portfolio, First Trust utilizes a model based on four specialized strategies weighted pursuant to a set formula.

It is generally not possible for First Trust to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it is usually impossible for a Fund to be 100% invested in the prescribed mix of securities at any given time. To the extent that a Fund is not fully invested, the interests of variable annuity policy owners may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, First Trust will generally try, as much as practicable, to maintain a minimum cash position at all times. Normally, the only cash items held by a Fund are amounts expected to be deducted as expenses, amounts too small to purchase additional round lots of the securities and amounts held during the settlement of portfolio transactions.

Investment Limitations

The Funds have adopted certain investment limitations (based on total assets) that cannot be changed without interest holder approval and are designed to limit your investment risk. Such limitations are described in the SAI.

Hedging and Other Defensive and Temporary Investment Strategies

Although the Funds have no present intentions to vary from their investment strategies under any circumstances, the Funds may invest up to 100% of their assets in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, a Fund may not be able to achieve its investment objective.

First Trust may also use various investment strategies designed to hedge against changes in the value of securities a Fund owns or expects to purchase or to hedge against interest rate changes and to hedge against currency fluctuations during the settlement of portfolio transactions. These hedging strategies include using financial futures contracts, options, options on financial futures, non-U.S. currency forward contracts or stock index options. The ability of a Fund to benefit from options and futures is largely dependent on First Trust's ability to use such strategies successfully. A Fund could lose money on futures transactions or an option could expire worthless.

Each Fund's investment objective may not be changed without interest holder approval. The above investment policies may be changed by the Board of Trustees without interest holder approval unless otherwise noted in this prospectus or the SAI.

Portfolio Turnover

A Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund's investment portfolio that is sold and replaced with new securities during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100%, for example, would occur if a Fund sold and replaced securities valued at 100% of its net assets within a one-year period. Each Fund's portfolio turnover rates are provided in the "Financial Highlights." Active trading (portfolio turnover rates greater than 100%) would result in the payment by the Fund of increased brokerage costs and expenses.

Target Managed VIP Portfolio Strategies

The Target Managed VIP Portfolio invests in the common stocks of certain companies which are identified by applying a model based on six uniquely specialized strategies: the European Target 20 Strategy; the Target Small-Cap Strategy; The Dow(R) DART 5 Strategy; The NASDAQ(R) Target 15 Strategy; the S&P(R) Target 24 Strategy; and the Value Line(R) Target 25 Strategy.

European Target 20 Strategy.

The European Target 20 Strategy is determined as follows:

      Step 1: The investment adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield.

      Step 2: First Trust selects the 20 highest dividend-yielding stocks and, for those stocks that are directly listed on a U.S. exchange or represented by American Depositary Receipts and have sufficient liquidity, includes such directly listed stocks or American Depositary Receipts for the European Target 20 Strategy. To the extent any of these 20 stocks are not directly listed on a U.S. exchange or represented by American Depositary Receipts, the percentage that would have been allocated to such stock(s) is allocated on a pro rata basis to the remaining securities in the European Target 20 Strategy.

Target Small-Cap Strategy.

The Target Small-Cap Strategy is determined as follows:

      Step 1: The  investment   adviser  selects  the  stocks  of  all  U.S.
              corporations which trade on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or the NASDAQ Stock Market(R) ("NASDAQ") (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts).

      Step 2: The investment adviser then selects companies which have a market capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000. For purposes of applying the Target Small-Cap Strategy, market capitalization and average trading volume are based on 1996 dollars which are periodically adjusted for inflation.

      Step 3: The investment adviser next selects stocks with positive three-year sales growth.

      Step 4: From there the investment adviser selects those stocks whose most recent annual earnings are positive.

      Step 5: The investment adviser eliminates any stock whose price has appreciated by more than 75% in the last 12 months.

      Step 6: The investment adviser then selects the 40 stocks with the greatest price appreciation in the last 12 months on a relative market capitalization basis (highest to lowest).

The Dow(R) DART 5 Strategy.

The Dow(R) DART 5 Strategy is determined as follows:

      Step 1: The investment adviser ranks all 30 stocks contained in the DJIA(SM) by the sum of their dividend yield and buyback ratio.

      Step 2: The investment adviser then selects the ten stocks with the highest combined dividend yields and buyback ratios.

      Step 3: From the ten stocks selected in Step 2, the investment adviser selects the five stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year.

The NASDAQ(R) Target 15 Strategy.

The NASDAQ(R) Target 15 Strategy is determined as follows:

      Step 1: The investment adviser selects the stocks which are components of the NASDAQ-100 Index(R) and numerically ranks them by 12-month price appreciation (best (1) to worst (100)).

      Step 2: The investment adviser then numerically ranks the stocks by 6-month price appreciation.

      Step 3: The investment adviser ranks the stocks by their return on assets.

      Step 4: The investment adviser then numerically ranks the stocks based on their price to cash flow.

      Step 5: The investment adviser adds up the numerical ranks achieved by each company in the above steps and selects the 15 stocks with the lowest sums.

The stocks which comprise The NASDAQ(R) Target 15 Strategy are weighted by market capitalization subject to the restriction that only whole shares are purchased and that no stock will comprise approximately less than 1% or 25% or more of The NASDAQ(R) Target 15 Strategy portion of the portfolio on or about the stock selection date. The securities will be adjusted on a proportionate basis to accommodate this constraint.

S&P(R) Target 24 Strategy.

The S&P(R) Target 24 Strategy is determined as follows:

      Step 1: All of the economic sectors in the S&P 500(R) Index are ranked by market capitalization and the eight largest sectors are selected.

      Step 2: The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

              Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

              Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

              Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months in which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

      Step 3: The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for the Fund. In the event of a tie within a sector, the stock with the higher market capitalization is selected. Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

Value Line(R) Target 25 Strategy.

The Value Line(R) Target 25 Strategy is determined as follows:

      Step 1: The  investment  adviser starts with the 100 stocks which Value
              Line(R) gives its #1 ranking for Timeliness(TM), removes the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange, and applies the following screens.

      Step 2: The investment adviser ranks those remaining stocks based on 12-month and 6-month price appreciation (best (1) to worst (100)).

      Step 3: The investment adviser ranks the stocks by their return on assets.

      Step 4: The investment adviser ranks the stocks based on their price to cash flow.

      Step 5: The investment adviser adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The stocks which comprise the Value Line(R) Target 25 Strategy are weighted by market capitalization subject to the restriction that no stock will comprise approximately less than 1% or 25% or more of the Value Line(R) Target 25 Strategy portion of the portfolio on the stock selection date. The securities will be adjusted on a proportionate basis to accommodate this constraint.

First Trust Target Focus Four Portfolio Strategies

The First Trust Target Focus Four Portfolio invests in the common stocks of certain companies that are identified by applying a model based on the following four uniquely specialized strategies according to the following weightings:

          Focus Four Strategy                      Weights
          ___________________                      ________
          The Dow(R) Target Dividend Strategy      30%

          Value Line(R) Target 25 Strategy         30%

          S&P Target SMid 60 Strategy              30%

          NYSE(R) International Target 25 Strategy 10%

The Dow(R) Target Dividend Strategy.

The Dow(R) Target Dividend Strategy contains some of the most widely traded of the market's highest-yielding stocks. The strategy selects stocks with good value (low price-to-book ratio) and signs of growth (change in return on assets) from The Dow Jones U.S. Select Dividend Index(SM). These factors allow the strategy to select an equally-weighted portfolio of high dividend paying value companies that have future growth potential.

The investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. First Trust follows a disciplined investment strategy that invests primarily in the 20 common stocks from The Dow Jones U.S. Select Dividend Index(SM) with the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio as of the close of business on or about the applicable stock selection date. Specifically, this investment strategy consists of the following steps:

      Step 1: The  investment  adviser ranks all 100 stocks  contained in The
              Dow  Jones  U.S.  Select  Dividend   Index(SM)  on  or  about  the
              applicable stock selection date (best (1) to worst (100)) by:

              - Greatest change in return on assets over the last 12 months.  An
              increase  in  return  on  assets  generally   indicates  improving
              business fundamentals.

              - Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.

      Step 2: The investment adviser then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

Companies which, as of the applicable stock selection date, Dow Jones has announced will be removed from The Dow Jones U.S. Select Dividend Index(SM), are removed from the universe of securities from which stocks for this strategy are selected.

Value Line(R) Target 25 Strategy.

The Value Line(R) Target 25 Strategy is determined as follows:

      Step 1: The  investment  adviser starts with the 100 stocks which Value
              Line(R) on or about the stock selection date gives its #1 ranking for Timeliness(TM), and removes the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange and applies the following screens.

      Step 2: The investment adviser ranks the remaining stocks based on 12-month and 6-month price appreciation (best (1) to worst (100)).

      Step 3: The investment adviser ranks the stocks by their return on assets.

      Step 4: The investment adviser ranks the stocks based on their price to cash flow.

      Step 5: The investment adviser adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The stocks which comprise the Value Line(R) Target 25 Strategy are weighted by market capitalization subject to the restriction that no stock will comprise approximately less than 1% or more than 25% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the stock selection date. The securities will be adjusted on a proportionate basis to accommodate this constraint.

S&P Target SMid 60 Strategy.

S&P Target SMid 60 Strategy gives an investor exposure to mid-cap and small-cap value stocks. The portfolio doubles the weights of the larger 30 mid-cap stocks relative to the 30 small-cap stocks. The strategy selects stocks with a combination of value (price to cash flow) and growth (change in return on assets and recent momentum) factors. They are selected from the lowest price-to-book ratios in the S&P MidCap 400 Index and the S&P SmallCap 600 Index.

The stocks for the strategy are selected by First Trust beginning with the stocks that comprise the S&P MidCap 400 and the S&P SmallCap 600 Indices. Specifically:

      Step 1: Rank the stocks in each index by price-to-book value. Select the best quartile from each index - 100 stocks from the S&P MidCap 400 Index and 150 stocks from the S&P SmallCap 600 Index with the lowest, but positive, price-to-book ratio.

      Step 2: Rank each remaining stock on three factors:

              - Price to cash flow

              - 12 month change in return on assets

              - 3 month price appreciation

      Step 3: Eliminate any stock with a market capitalization of less than $250 million and also eliminate those with an average daily trading volume of less than $250,000. The 30 stocks from each index with the best overall ranking on the three factors are selected for the portfolio.

The stocks selected from the S&P MidCap 400 Index are given approximately twice the weight of the stocks selected from the S&P SmallCap 600 Index.

NYSE(R) International Target 25 Strategy.

NYSE(R) International Target 25 Strategy gives investors exposure to large foreign value stocks. The equally-weighted portfolio selects the 25 stocks with the best value factors (price-to-book ratio and price to cash flow). They are selected from the NYSE International 100 Index(R).

The NYSE(R) International Target 25 Strategy is determined as follows:

      Step 1: Begin with the stocks that comprise the NYSE  International 100
              Index(R) on or about the applicable security selection date. The Index consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

      Step 2: Screen for liquidity by eliminating companies with average daily trading volume below $300,000 for the prior three months.

      Step 3: Rank each remaining stock on two factors:

              Factor 1: Price-to-book ratio.

              Factor 2: Price to cash flow. Lower, but positive, price-to- book and price to cash flow ratios are generally used as an indication of value.

      Step 4: Construct an equally-weighted portfolio of the 25 stocks with the best overall ranking on the two factors.

Description of Indices

The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. A description of certain of the indices is provided below.

The Dow Jones Industrial Average(SM) (DJIA(SM))

The stocks included in the DJIA(SM) are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

The Dow Jones U.S. Select Dividend Index(SM)

The Dow Jones U.S. Select Dividend Index(SM) is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in The Dow Jones U.S. Index, a broad-based index representative of approximately 95% of U.S. equity securities by market capitalization.

The Financial Times Industrial Ordinary Share Index (FT Index)

The FT Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of British industry and commerce. This index is an unwatched average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

The Hang Seng Index

The Hang Seng Index, as of March 31, 2008, consisted of 43 stocks currently listed on the Stock Exchange of Hong Kong Ltd. (the "Hong Kong Stock Exchange"), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations.

The NASDAQ-100 Index(R)

The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial securities listed on the NASDAQ Stock
Market(R) based on market capitalization. The index is calculated based on a modified capitalization-weighted methodology. The NASDAQ Stock Market(R) lists approximately 5,000 companies and trades more shares per day than any other major U.S. market.

The NYSE International 100 Index(R)

The NYSE International 100 Index(R) is comprised of 100 of the largest non-U.S. stocks traded on the New York Stock Exchange based on market capitalization.

The Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index)

The S&P MidCap 400 Index measures the performance of the mid-range sector of the U.S. stock market by choosing 400 domestic stocks on the basis of market capitalization, liquidity and industry group representation.

The Standard & Poor's 500 Index (S&P 500(R) Index)

Widely regarded as the standard for measuring large-cap U.S. stock market performance, the S&P 500(R) Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500(R) Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index with each stock's weight in the index proportionate to its market value.

The Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index)

The S&P SmallCap 600 Index measures the performance of the small-range sector of the U.S. stock market by choosing 600 domestic stocks on the basis of market capitalization, liquidity and industry group representation.

Except for the Hang Seng Index and the FT Index, the publishers of the indices have granted First Trust a license to use their respective index. The Funds are not designed so that prices will parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their prices will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of the Funds or in the selection of stocks in the Funds.

Additional Risks of Investing in the Funds

Risk is inherent in all investing. Investing in the Funds involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that a Fund will meet its stated objective. Before you invest, you should consider the following risks.

Market risk: Market risk is the risk that a particular stock, an industry or sector, a mutual fund or stocks in general may fall in value.

Small-cap company risk: Certain funds may invest in small capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger capitalization companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger capitalization companies.

Inflation risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Funds' assets can decline as can the value of the Funds' distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Non-U.S. investment risk: Certain Funds may invest in non-U.S. securities. Securities issued by non-U.S. companies or governments present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; inadequate financial information; lack of liquidity of certain non-U.S. markets; and less government supervision and regulation of exchanges, brokers, and issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

Non-diversification and concentration risks: Each Fund is classified as "non-diversified." As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by its own investment restrictions and by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). Since each Fund may invest a relatively high percentage of its assets in a limited number of issuers, each Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

In addition, the Funds may be concentrated in the securities of a given industry if the applicable investment strategy selects such securities. A concentration makes a Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Fund to greater market risk than more diversified funds.

Technology risk: Companies involved in the technology sector must contend with the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Also, the stocks of many technology companies have exceptionally high price to earning ratios with little or no earnings histories.

The Global Dividend Target 15 Portfolio is considered to be concentrated in the securities of United Kingdom and Hong Kong issuers. Particular risk factors follow:

United Kingdom: The United Kingdom is one of 27 members of the European Union, which was formed by the Maastricht Treaty (the "Treaty") on European Union. The Treaty has had the effect of eliminating most of the remaining trade barriers between the member nations and has made Europe one of the largest common markets in the world. However, the continued implementation of the Treaty provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and Europe and their effect on securities issued by United Kingdom issuers impossible to predict.

Hong Kong: Hong Kong issuers are subject to risks related to Hong Kong's political and economic environment, the volatility of the Hong Kong stock market, and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Hong Kong reverted to Chinese control on July 1, 1997 and any increase in uncertainty as to the future economic and political status of Hong Kong, or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

Investment strategy risk: The Funds are exposed to additional market risk due to their policy of investing in accordance with an investment strategy. As a result of this policy, securities held by a Fund will generally not be bought or sold in response to market fluctuations. This policy may subject investors to greater market risk and volatility than other mutual funds.

Investment in Fund Interests

Interests of the Funds are sold only to Account B to fund the benefits of the variable annuity policies issued by Prudential. Account B purchases interests of the Funds in accordance with variable account allocation instructions received from owners of the policies. First Trust then uses the proceeds to buy securities for the Funds. Account B, as an interest holder, has an ownership interest in the Funds' investments.

The Funds do not issue interest certificates. Individual investors may not purchase or redeem interests in the Funds directly; interests may be purchased or redeemed only through the policies. There are no minimum investment requirements. All investments in a Fund are credited to the interest holder's account in the form of full and fractional interests of the designated Fund (rounded to the nearest 1/1000 of a share). For a discussion of how policy owners may purchase Fund interests, please refer to the prospectus for Account B. Owners of the policies may direct purchase or redemption instructions to Prudential at 1 Corporate Drive, Shelton, Connecticut 06484-0883 or by calling (800) 752-6342.

The price received for purchase requests will depend on when the order is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be received. A business day is any day the New York Stock Exchange is open for business and normally ends at 4:00 p.m., Eastern time. See "Net Asset Value" for a discussion of how interests are priced.

Redemption of Fund Interests

Each Fund offers to buy back (redeem) interests of the Fund from Account B at any time at net asset value. Account B will redeem interests to make benefit or surrender payments under the terms of the variable annuity policies or to effect transfers among investment options. Redemptions are processed on any day on which the Funds are open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. For a discussion of how policy owners may redeem interests, please refer to the prospectus for Account B.

A Fund may suspend the right of redemption only under the following unusual circumstances:

- when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

- when trading in the markets utilized is restricted, or when an emergency exists so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable; or

-  during any period when the Securities and Exchange Commission may permit.

Distributions and Taxes

Automatic Reinvestment

All dividends payable by a Fund will be reinvested in the Fund.

Taxes and Tax Reporting

The Company is a limited liability company with all of its interests owned by a single entity (Account B). Accordingly, the Company is part of the operations of Prudential and is not taxed separately. The Company does not intend to qualify as a "regulated investment company" under Subchapter M of the Code. For a discussion of the tax status of the variable annuity policy, please refer to the prospectus for Account B.

Internal Revenue Service Diversification Requirements

The Funds have complied and intend to continue to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the status of the variable annuity policies issued by Account B under Section 817 of the Code. First Trust reserves the right to depart from the investment strategy of a Fund in order to meet these diversification requirements. See the SAI for more specific information.

Rule 12b-1 Plan

FTP serves as the selling agent and distributor of the Funds' interests. In this capacity, FTP manages the offering of the Funds' interests and is responsible for all sales and promotional activities. In order to compensate FTP for its costs in connection with these activities, each Fund has adopted a service plan under Rule 12b-1 of the 1940 Act. Each Fund may spend up to 0.25% per year of its average daily net assets as a service fee. FTP uses the service fee to compensate Prudential for providing account services to policy owners. These services include establishing and maintaining policy owners' accounts, supplying information to policy owners, delivering Fund materials to policy owners, answering inquiries, and providing other personal services to policy owners. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the plan allows First Trust to use a portion of its advisory fee to compensate FTP for other expenses, including printing and distributing prospectuses to persons other than interest holders or policy owners, and the expenses of compensating its sales force and preparing, printing and distributing advertising, sales literature and reports to interest holders and policy owners used in connection with the sale of interests. The Board of Trustees reserves the right to suspend payments under the 12b-1 Plan at any time.

For the fiscal year ended December 31, 2007, all 12b-1 fees paid during the period were paid to Prudential for providing account services. Please see "Rule 12b-1 Plan" in the SAI for further details.

Net Asset Value

The price of Fund interests is based on a Fund's net asset value ("NAV") per interest which is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. NAV is calculated for each Fund by dividing the value of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, including accrued expenses and dividends declared but unpaid, by the total number of interests outstanding. The result, rounded to the nearest cent, is the NAV per interest. All valuations are subject to review by the Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets are generally valued as set forth below. Common stocks and other equity securities listed on any national or non-U.S. exchange will be valued at the last sale price for all exchanges other than The Nasdaq Stock Market, Inc. ("NASDAQ") (and the Official Closing Price for NASDAQ) on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation day, securities traded principally on an exchange will be valued at the mean between the most recent bid and ask prices. Equity securities traded in the over-the-counter market are valued at their closing bid prices. Fixed-income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Fixed-income securities maturing within 60 days are valued by the fund accounting agent on an amortized cost basis. Non-U.S. securities, currencies and other assets denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by a pricing service. All assets denominated in non-U.S. currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. The value of any portfolio security held by a Fund for which market quotations are not readily available, or securities for which market quotations are deemed unreliable, will be determined by the Board of Trustees or its designee in a manner that most fairly reflects market value of the security on the valuation date.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to the following: restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. The use of fair value prices by a Fund generally results in the prices used by the Fund differing from the closing sale prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

For Funds that hold securities that trade primarily on non-U.S.
exchanges, the NAV of a Fund's interests may change on days when interest holders will not be able to purchase or redeem the Fund's interests.

Fund Service Providers

The Funds' transfer and dividend paying agent and shareholder services, fund accounting and administrative agent is PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 ("PFPC"). PFPC performs bookkeeping, data processing, accounting and administrative services for the operation of the Funds and the maintenance of shareholder accounts. The custodian of the assets of the Funds is PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Suite 200, Philadelphia, Pennsylvania 19153.

Prudential performs certain administrative services for the Funds, Account B and the variable annuity policies. The Funds pay an administrative fee of 0.30% of average daily net assets to cover expenses incurred by Prudential in connection with these services and First Trust pays an additional fee of 0.10% of average daily net assets to Prudential for administrative services performed for the Funds. For more information on the Funds' expenses, see the SAI.

Shareholder Inquiries

All inquiries regarding the Funds should be directed to the applicable Fund at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532 or by calling (800) 621-1675.

Frequent Trading

The Funds are intended for long-term investment and discourage frequent trading. Due to the fact that all interests of each Fund are issued to, and redeemed from, Account B, a Fund cannot by itself generally monitor trading by a particular investor. However, FTP has entered into an agreement with Prudential that permits the Funds, or their designee, to receive certain identity and transaction information and requires Prudential to restrict or prohibit certain future purchases or exchanges by shareholders. Nevertheless, the Funds will rely on Prudential to adopt policies and procedures with respect to transfers into or from Account B. The Funds have reviewed the market timing policies and procedures of Prudential and have determined that such policies are reasonably designed to prevent or detect market timing activity.

Excessive trading in the Funds' interests can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the Funds. However, the Funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming Fund interests.

Accordingly, the Funds have adopted a Market Timing Policy that seeks to balance the Funds' need to prevent excessive trading in Fund interests while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of Fund interests.

Disclaimers

* "Dow Jones Industrial Average(SM)," "DJIA(SM)," "Dow Industrials(SM)," "Dow 30(SM)," "The Dow(R)," "The Dow Jones U.S. Select Dividend Index(SM)" and
"The Dow 10(SM)" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust.

   The Funds are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to a Fund's interest holders or any member of the public regarding the advisability of purchasing a Fund. Dow Jones' only relationship to the Funds, Prudential, or First Trust is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of Prudential, First Trust or variable annuity owners into consideration in determining, composing or calculating the DJIA(SM) or The Dow Jones U.S. Select Dividend Index(SM). Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Funds, including the pricing of the Funds' Interests or the amount payable under variable annuity contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Funds or any variable annuity contracts.

   DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE(SM) OR THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM) OR ANY DATA RELATED THERETO AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSION, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY A FUND, PRUDENTIAL, FIRST TRUST OR VARIABLE ANNUITY OWNERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE(SM) OR THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM) OR ANY DATA RELATED THERETO. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE(SM) OR THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

* The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio or any member of the public regarding the advisability of investing in securities generally or in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio particularly or the ability of the S&P 500(R) Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to First Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to First Trust, the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio. S&P has no obligation to take the needs of First Trust or the owners of the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio into consideration in determining, composing or calculating the S&P 500(R) Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination for the prices and amount of the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

   S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500(R) INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSION OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE VARIABLE ANNUITY POLICIES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500(R) INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500(R) INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

* The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. (including its affiliates) (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the NASDAQ(R) Target 15 Portfolio or the Target Managed VIP Portfolio. The Corporations make no representation or warranty, express or implied to the owners of the NASDAQ(R) Target 15 Portfolio or the Target Managed VIP Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the NASDAQ-100 Index(R) to track general stock market performance. The Corporations' only relationship to First Trust (the "Licensee") is in the licensing of the NASDAQ(R), NASDAQ-100(R) and NASDAQ-100 Index(R) trademarks and certain trade names of the Corporations and the use of the NASDAQ-100 Index(R) which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Funds. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the NASDAQ(R) Target 15 Portfolio or the Target Managed VIP Portfolio or any of the Funds into consideration in determining, composing or calculating the NASDAQ-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of a Fund to be issued or in the determination or calculation of the equation by which a Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of a Fund.

   THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE VARIABLE ANNUITY POLICIES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

* "NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such products. NYSE Group, Inc. has no relationship to the Funds or First Trust other than the licensing of NYSE International 100 Index(R) (the "NYSE Index") and its registered trademarks for use in connection with the Funds.

   NYSE Group, Inc. and its affiliates do not: (i) sponsor, endorse, sell or promote the Funds; (ii) recommend that any person invest in the Fund or any other securities; (iii) have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds; (iv) have any responsibility or liability for the administration, management or marketing of the Funds; or (v) consider the needs of the Funds or the owners of the Funds in determining, composing or calculating the NYSE International 100 Index(R) or have any obligation to do so.

   NEITHER NYSE Group, Inc. NOR ANY OF ITS AFFILIATES will have any liability in connection with the Funds. Specifically, NYSE Group, Inc. AND ITS AFFILIATES do not make any warranty, express or implied, and disclaim any warranty about: (I) The results to be obtained by the FundS, the ownerS of the FundS or any other person in connection with the use of the NYSE Index and the data included in the NYSE Index; (II) The accuracy or completeness of the NYSE Index and its data; (III) The merchantability and the fitness for a particular purpose or use of the NYSE Index and its data. NYSE Group, Inc. AND ITS AFFILIATES will have no liability for any errors, omissions or interruptions in the NYSE Index or its data. Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur. The licensing agreement between First Trust and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the Funds or any other third parties.

* Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line(R) Timeliness(TM) Ranking System (the "System"), which is composed by VLPI without regard to First Trust, the Funds or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the Funds into consideration in composing the System. A Fund's results may differ from the hypothetical or published results of the Value Line(R) Timeliness(TM) Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Funds or the timing of the issuance for sale of the Funds or in the calculation of the equations by which the Funds are to be converted into cash.

   VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (i) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF A FUND OR (ii) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH A FUND, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE FUNDS.

Financial Highlights

The following Financial Highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2007 has been audited by Deloitte & Touche LLP, whose report for the period ended December, 31, 2007, along with the Company's financial statements, is included in the annual report to shareholders and is incorporated by reference in the SAI, and is available without charge, upon request. The annual report accompanies the SAI. The information presented for the periods prior to December 31, 2007 have been audited by the Funds' former independent registered public accounting firm.

Financial Highlights

Target Managed VIP Portfolio

For a Membership Interest outstanding throughout each period.

                                                Year       Year      Year      Year      Year
                                                Ended      Ended     Ended     Ended     Ended
                                                12/31/07   12/31/06  12/31/05  12/31/04  12/31/03
                                                ________   ________  ________  ________  ________
Net asset value, beginning of period            $11.72     $10.51    $9.80     $8.73      $6.47
                                                 _______    ________  _______   _______    ________
Income from Investment Operations:

Net investment income                             0.07(a)   0.06      0.03      0.01(a)    0.02

Net realized and unrealized gain (loss)           1.04      1.15      0.68      1.06       2.24
                                                _______    ________  _______   _______    ________
Total from investment operations                  1.11      1.21      0.71      1.07       2.26
                                                _______   ________   _______   _______    ________
Net asset value, end of period                  $12.83    $11.72    $10.51     $9.80      $8.73
                                                =======   =========  ========  =======    =======
Total Return (b)                                  9.47%    11.51%     7.24%    12.26%     34.93%


Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's)           $174,134  $203,868  $182,892   $108,473  $20,488

Ratio of operating expenses to average net
assets without fee waivers and expenses
reimbursed                                        1.35%     1.37%      1.48%      2.07%    1.69%

Ratio of operating expenses to average
net assets                                        1.35%     1.37%      1.47%      1.47%    1.47%

Ratio of net investment income
to average net assets                             0.53%     0.54%      0.26%      0.14%    0.41%

Portfolio turnover rate                             88%       94%        76%        43%       72%

______________
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment adviser and the administrator.
The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

Financial Highlights

The Dow(R) DART 10 Portfolio

For a Membership Interest outstanding throughout each period.

                                           Year     Year     Year      Year     Year
                                           Ended    Ended    Ended     Ended    Ended
                                         12/31/07   12/31/06 12/31/05  12/31/04 12/31/03
                                         _________  ________ ________  ________ ________
Net asset value, beginning of period     $10.56    $8.41    $8.69     $8.37     $6.98
                                         ________  ________  _______   _______  _______
Income from Investment Operations:

Net investment income                        0.11(a)  0.14(a)  0.14(a)   0.15(a)  0.22

Net realized and unrealized gain (loss)     (0.04)    2.01     (0.42)    0.17     1.17
                                         ________   ________  _______   _______  _______
Total from investment operations             0.07     2.15     (0.28)    0.32     1.39
                                         ________   ________  _______   _______  _______
Net asset value, end of period             $10.63   $10.56     $8.41    $8.69    $8.37
                                         ========   ========  =======   ======== ========
Total Return (b)                            0.66%   25.56%    (3.22)%   3.82%    19.91%
                                         ========   ========  =======   ======== ========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's)       $16,172  $27,955    $11,611   $12,749   $4,268

Ratio of operating expenses to average net
assets without fee waivers and expenses
reimbursed                                   1.56%   1.47%      1.59%    2.33%     3.27%

Ratio of operating expenses to average
net assets                                   1.47%   1.47%      1.47%   1.47%       1.47%

Ratio of net investment income
to average net assets                        1.01%   1.47%      1.66%   1.84%       2.37%

Portfolio turnover rate                        98%    82%        145%    57%         78%

________________
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment adviser and the administrator.
The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

Financial Highlights

The Dow(R) Target Dividend Portfolio

For a Membership Interest outstanding throughout each period.

                                                  Year                Year           Period
                                                  Ended               Ended          Ended
                                                  12/31/07            12/31/06       12/31/05 (a)
                                                  ________             ________      _____________
Net asset value, beginning of period              $11.66               $9.87         $10.00
                                                  ________             _______       _______
Income from Investment Operations:

Net investment income                               0.25(b)             0.23(b)        0.12(b)

Net realized and unrealized gain (loss)            (0.12)                1.56         (0.25)
                                                  ________             _______       _______
Total from investment operations                    0.13                 1.79         (0.13)
                                                  ________             _______       _______
Net asset value, end of period                    $11.79               $11.66          $9.87
                                                  ========             =======       ========
Total Return (c)                                   1.12%               18.14%          (1.30)%
                                                  ========             =======       ========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's)             $82,900              $100,906          $58,438

Ratio of operating expenses to average net
assets without fee waivers and expenses
reimbursed                                         1.36%                1.37%           1.52% (d)

Ratio of operating expenses to average
net assets                                         1.36%                1.37%            1.47% (d)

Ratio of net investment income
to average net assets                              2.06%                2.11%            2.00% (d)

Portfolio turnover rate                              83%                  78%              18%

_______________________
(a) The Fund commenced operations on May 2, 2005.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment adviser and the administrator.
The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(d) Annualized.

Financial Highlights

Global Dividend Target 15 Portfolio

For a Membership Interest outstanding throughout each period.

                                           Year       Year       Year        Year      Year
                                          Ended       Ended      Ended       Ended     Ended
                                         12/31/07    12/31/06   12/31/05(a)  12/31/04  12/31/03
                                         ________    ________   ___________  _________ _________
Net asset value, beginning of period     $21.14      $15.27     $13.86       $11.05    $8.24
                                          ________   ________   ________     _______   _______
Income from Investment Operations:

Net investment income                      0.60(b)    0.63(b)     0.35(b)     0.27(b)   0.33

Net realized and unrealized gain (loss)    2.22      5.24        1.06        2.54      2.48
                                          ________   ________   ________     _______   _______
Total from investment operations           2.82      5.87        1.41        2.81      2.81
                                          ________   ________   ________     _______   _______
Net asset value, end of period            $23.96      $21.14     $15.27      $13.86    $11.05

Total Return (c)                           13.34%      38.44%     10.17%     25.43%    34.10%
                                          ========   ========   =========   ========  =========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's)     $173,741     $128,836   $36,791    $22,618   $3,050

Ratio of operating expenses to average net
assets without fee waivers and expenses
reimbursed                                  1.39%      1.47%     1.61%     2.67%     4.51%

Ratio of operating expenses to average
net assets                                  1.39%       1.47%    1.47%     1.47%      1.47%

Ratio of net investment income to
average net assets                          2.56%       3.45%    2.49%     2.18%      3.36%

Portfolio turnover rate                       60%         33%      70%       49%        66%

________________
(a) Effective May 2, 2005, based upon the determination of the Company's
Board of Trustees, the Fund changed its name from the Global Target 15
Portfolio to the Global Dividend Target 15 Portfolio.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment adviser and the administrator.
The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

Financial Highlights

S&P(R) Target 24 Portfolio

For a Membership Interest outstanding throughout each period.

                                           Year       Year       Year         Year      Year
                                           Ended      Ended      Ended        Ended     Ended
                                          12/31/07   12/31/06   12/31/05     12/31/04  12/31/03
                                          ________   ________   ________     _______   _______
Net asset value, beginning of period       $9.28     $9.02      $8.66        $7.62     $6.14
                                          ________   ________   ________     _______   _______
Income from Investment Operations:

Net investment income (loss)                0.04(a)  (0.04)      0.02         (0.03)    0.03

Net realized and unrealized gain (loss)     0.34      0.30       0.34          1.07      1.45
                                          ________   ________   ________     _______   _______
Total from investment operations            0.38      0.26       0.36          1.04      1.48
                                          ________   ________   ________     _______   _______
Net asset value, end of period             $9.66     $9.28      $9.02         $8.66     $7.62
                                           ========  ========  =========     ========  ========
Total Return (b)                            4.10%     2.88%     4.16%         13.65%    24.10%
                                           ========  ========  =========     ========  ========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's)         $15,789  $16,057  $18,049       $14,158    $5,554

Ratio of operating expenses to average net
assets without fee waivers and expenses
reimbursed                                     1.55%   1.56%    1.58%         2.37%      2.89%

Ratio of operating expenses to average
net assets                                     1.47%   1.47%    1.47%         1.47%      1.47%

Ratio of net investment income (loss)
to average net assets                          0.43%  (0.40)%   0.20%        (0.51)%     0.46%

Portfolio turnover rate                         115%   106%      113%         104%         84%

_______________
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment adviser and the administrator.

The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

                                      -35-
Financial Highlights

NASDAQ(R) Target 15 Portfolio

For a Membership Interest outstanding throughout each period.

                                                  Year       Year       Year      Year      Year
                                                  Ended      Ended      Ended     Ended     Ended
                                                  12/31/07   12/31/06   12/31/05  12/31/04  12/31/03
Net asset value, beginning of period              $10.17     $9.34      $9.04     $9.29     $6.83
                                                  ________   ________   ________  _______   _______
Income from Investment Operations:

Net investment loss                               (0.04)(a)  (0.11)(a)  (0.07)(a)  (0.10)(a) (0.14)

Net realized and unrealized gain (loss)            2.25       0.94       0.37      (0.15)     2.60
                                                  ________   ________   ________  _______   _______
Total from investment operations                   2.21       0.83       0.30      (0.25)     2.46
                                                  ________   ________   ________  _______   _______
Net asset value, end of period                    $12.38    $10.17      $9.34      $9.04     $9.29
                                                  ========  =========   ========  =======   =======
Total Return (b)                                  21.73%     8.89%      3.32%      (2.69)%   36.02%
                                                  ========  =========   ========  =======   =======
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's)             $11,316    $7,318     $6,552     $7,028     $5,073

Ratio of operating expenses to average net
assets without fee waivers and expenses
reimbursed                                        1.76%     1.84%      1.83%      2.52%       2.96%

Ratio of operating expenses to average
net assets                                        1.47%     1.47%      1.47%      1.47%       1.47%

Ratio of net investment loss
to average net assets                           (0.34)%   (1.08)%    (0.80)%    (1.20)%     (1.34)%

Portfolio turnover rate                            161%       92%       175%       117%        83%

__________________
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment adviser and the administrator.
The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

Financial Highlights

Value Line(R) Target 25 Portfolio

For a Membership Interest outstanding throughout each period.

                                                Year          Year       Year      Year       Year
                                                Ended         Ended      Ended     Ended      Ended
                                                12/31/07      12/31/06   12/31/05  12/31/04   12/31/03
Net asset value, beginning of period            $5.00         $4.86      $4.06     $3.34      $2.37
                                                ________      ________   ________  _______   _______
Income from Investment Operations:

Net investment loss                             (0.02)(a)     (0.04)     (0.02)(a) (0.04)(a) (0.02)

Net realized and unrealized gain (loss)          0.93          0.18       0.82      0.76      0.99
                                                ________      ________   ________  _______   _______
Total from investment operations                 0.91          0.14       0.80      0.72      0.97
                                                ________      ________   ________  _______   _______
Net asset value, end of period                  $5.91         $5.00      $4.86     $4.06     $3.34
                                                ========      ========   ========  =======   ========
Total Return (b)                                18.20%         2.88%     19.70%    21.56%   40.93%
                                                ========      ========   ========  =======   ========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's)          $43,998        $43,776    $54,072   $21,765   $4,936

Ratio of operating expenses to average net
assets without fee waivers and expenses
reimbursed                                      1.41%           1.41%     1.49%    2.28%     3.36%

Ratio of operating expenses to average
net assets                                      1.41%           1.41%     1.47%    1.47%     1.47%

Ratio of net investment loss
to average net assets                          (0.37)%         (0.88)%   (0.45)%  (1.13)%   (0.92)%

Portfolio turnover rate                          110%           124%       97%      87%       74%

__________
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment adviser and the administrator.
The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

Financial Highlights

First Trust Target Focus Four Portfolio

For a Membership Interest outstanding throughout each period.

                                               Year          Year      Year      Year      Year
                                               Ended         Ended     Ended     Ended     Ended
                                               12/31/07(a)   12/31/06  12/31/05  12/31/04  12/31/03
                                               ___________   ________  ________  ________  ________
Net asset value, beginning of period            $ 5.44         $5.23     $5.20     $4.67     $3.41
                                                ________      ________   ________  _______   _______
Income from Investment Operations:

Net investment income (loss)                     0.09(b)       0.06(b)   (0.01)(b)  (0.02)     (0.01)

Net realized and unrealized gain (loss)          0.22          0.15       0.04       0.55       1.27
                                                ________      ________   ________  _______   ________
Total from investment operations                 0.31          0.21       0.03      (0.53)      1.26
                                                ________      ________   ________  _______   ________
Net asset value, end of period                  $5.75         $5.44      $5.23      $5.20      $4.67
                                                ========     ========   =========  ========  ========
Total Return (c)                                5.70%        4.02%    0.58%      11.35%     36.95%

Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's)          $12,708       $5,734    $7,004    $9,803      $9,487

Ratio of operating expenses to average net
assets without fee waivers and expenses
reimbursed                                      1.92%       1.79%    1.69%     1.61%         2.36%

Ratio of operating expenses to average
net assets                                      1.37%       1.37%    1.37%     1.37%         1.37%

Ratio of net investment income (loss)
to average net assets                            1.54%      1.14%   (0.16)%   (0.11)%       (0.29)%

Portfolio turnover rate                          130%        87%       92%      123%           117%

___________
(a) Effective November 19, 2007, the Fund changed its name from First
Trust 10 Uncommon Values Portfolio to First Trust Target Focus Four
Portfolio. The Fund's primary investment strategy was also changed. The performance figures included for the periods prior to November 19, 2007 reflect the Fund's performance prior to the name change and the change of the primary investment strategy.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment adviser and the administrator.
The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

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                                      -39-

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                    FIRST DEFINED PORTFOLIO FUND, LLC

                      Target Managed VIP Portfolio

                      The Dow(R) DART 10 Portfolio

                  The Dow(R) Target Dividend Portfolio

                   Global Dividend Target 15 Portfolio

                       S&P(R) Target 24 Portfolio

                      NASDAQ(R) Target 15 Portfolio

                    Value Line(R) Target 25 Portfolio

                 First Trust Target Focus Four Portfolio

Several additional sources of information are available to you. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. Also, the SAI, incorporated by reference into this prospectus, contains detailed information on the Funds' policies and operation. The SAI and the prospectus are intended for use in connection with variable annuity policies offered by Prudential Annuities Life Assurance Corporation. Call the Funds at (800) 621-1675 for shareholder inquiries or to request a free copy of the SAI, the annual and semi-annual reports or for other Fund information. The Funds' SAI and their annual and semi-annual reports are also available, free of charge, on the Funds' website at http://www.ftportfolios.com.

You may obtain this and other Fund information, including the Code of Ethics adopted by First Trust, FTP and the Funds, directly from the Securities and Exchange Commission. Information on the Securities and Exchange Commission's website is free of charge. Visit the Securities and Exchange Commission's on-line EDGAR database at http://www.sec.gov or in person at the Securities and Exchange Commission's Public Reference Room in Washington, DC, or call the Securities and Exchange Commission at (202) 551-8090 for information on the Public Reference Room. You may also request Fund information by writing to the Securities and Exchange Commission's Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102 or by sending an electronic request, along with a duplication fee to publicinfo@sec.gov.

                    First Defined Portfolio Fund, LLC
                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             (800) 621-1675
                          www.ftportfolios.com

                                                    SEC File #: 333-72447
                                                                811-09235


                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2008

                        First Defined Portfolio Fund, LLC



        This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to and more detailed than the information set forth in the prospectus for the series (each a "Fund" and collectively the "Funds") of First Defined Portfolio Fund, LLC (the "Company") and should be read in conjunction with the prospectus for the Funds dated May 1, 2008. The series of the Company are comprised of The Dow(R) DART 10 Portfolio (the "DART 10 Portfolio"), The Dow(R) Target Dividend Portfolio (the "Dow Dividend Portfolio"), Global Dividend Target 15 Portfolio (the "Global Target Portfolio"), S&P(R) Target 24 Portfolio (the "S&P(R) Target Portfolio"), NASDAQ(R) Target 15 Portfolio (the "NASDAQ(R) Target Portfolio"), Value Line(R) Target 25 Portfolio (the "Value Line(R) Target Portfolio"), First Trust Target Focus Four Portfolio ("Target Focus Four Portfolio") and Target Managed VIP Portfolio. The prospectus may be obtained by writing to the Company at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, or by calling (800) 621-1675.


                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY...............................................3
INVESTMENT OBJECTIVES AND POLICIES............................................3
INVESTMENT STRATEGIES.........................................................5
INVESTMENT RISKS.............................................................18
LICENSING ARRANGEMENTS.......................................................27
DESCRIPTIONS OF INDICES......................................................28
FUND MANAGEMENT..............................................................35
CODE OF ETHICS...............................................................41
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................42

INVESTMENT ADVISORY AND OTHER SERVICES.......................................42
RULE 12b-1 PLAN..............................................................50
BROKERAGE ALLOCATIONS........................................................51
MARKET TIMING POLICY.........................................................53
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS............................54
VOTING RIGHTS AND GENERAL FUND INFORMATION...................................55
PURCHASES, REDEMPTIONS AND PRICING OF INTERESTS..............................56
PERFORMANCE..................................................................58
ADDITIONAL INFORMATION.......................................................64
FINANCIAL STATEMENTS.........................................................64


        The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Report. The Annual Report was filed with the Securities and Exchange Commission ("SEC") on March 10, 2008. The financial statements from such Annual Report are incorporated herein by reference and are available without charge by calling (800) 621-1675.

                         GENERAL INFORMATION AND HISTORY

        The Company is a non-diversified, open-end management series investment company organized as a Delaware limited liability company on January 8, 1999. Currently, the Company has eight series authorized and outstanding. Each series of the Company represents membership interests (the "Interests") in a separate portfolio of securities and other assets, with its own objective and policies. Effective May 2, 2005, the Global Target 15 Portfolio changed its name to the Global Dividend Target 15 Portfolio pursuant to the approval of the Board of Trustees. Effective April 30, 2002, The Dow(R) Target 5 Portfolio, S&P(R) Target 10 Portfolio and First Trust Internet Portfolio changed their names to the Target Managed VIP Portfolio, S&P(R) Target 24 Portfolio and Value Line(R) Target 25 Portfolio, respectively, pursuant to the approval of the Board of Trustees. Effective November 19, 2007, the First Trust 10 Uncommon Values Portfolio changed its name to the First Trust Target Focus Four Portfolio. Interests of the Funds are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of variable annuity policies (the "Policies") issued by Prudential Annuities Life Assurance Corporation ("Prudential").


                       INVESTMENT OBJECTIVES AND POLICIES

        The prospectus describes the investment objectives and policies of the Funds. The following supplements the information contained in the prospectus concerning the investment objectives and policies of the Funds.

        Each Fund is also subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting Interests of the Fund:

               (1) A Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act").

               (2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

               (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio securities.

               (4) A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

               (5) A Fund may not make loans to other persons, except through
        (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

               (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

               (7) A Fund may not pledge, mortgage or hypothecate any of its assets except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33-1/3% of the Fund's total assets at the time of the borrowing or investment.

               (8) A Fund may invest more than 25% of its assets in the securities of issuers in any single industry if the applicable investment strategy for the Fund selects securities in a manner that results in such a concentration. Notwithstanding the foregoing, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

        Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

        The foregoing fundamental policies and the investment objective of a Fund may not be changed without the affirmative vote of the majority of the outstanding voting Interests of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting Interests represented at a meeting at which more than 50% of the outstanding Interests are represented; or (ii) more than 50% of the outstanding voting Interests. With respect to the submission of a change in an investment policy to the holders of outstanding voting Interests of a particular Fund, such matter shall be deemed to have been effectively acted upon with respect to such Fund if a majority of the outstanding voting Interests of such Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting Interests of any other Fund affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting Interests.

        In addition to the foregoing fundamental policies, the Funds are also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies which may be changed by the Board of Trustees.

        See "Additional Risks of Investing in the Funds" in the prospectus and "Investment Risks-Industry Risks" herein for a discussion of the risks associated with the concentration of a Fund's holdings in a given industry.


                              INVESTMENT STRATEGIES

        Under normal circumstances, each Fund will invest at least 80% of the total assets of the Fund in the particular type of investments or in accordance with the Fund's investment strategy, if applicable, suggested by the Fund's name. Fund interest holders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

TYPES OF INVESTMENTS

        Warrants: Each Fund may invest in warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

        Securities Lending: Each Fund may also lend portfolio securities to broker-dealers and financial institutions to realize additional income. A Fund will not lend its portfolio securities or other assets, if as a result, more than 33-1/3% of the Fund's total assets, including collateral received, would be lent to broker-dealers or other parties. Such loans will be secured continuously by collateral at least equal to the value of the securities lent by "marking-to-market" daily. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. Securities loaned by a Fund remain subject to fluctuations in market value. A Fund may pay reasonable finders, custodian and administrative fees in connection with a loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to firms deemed by the Funds' investment adviser, First Trust Advisors L.P. ("First Trust"), to be of good standing.

        During the period that a Fund seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. A Fund may also incur expenses in enforcing its rights. If a Fund has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

        Delayed-Delivery Transactions: A Fund may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase.

During the period between the purchase and settlement, no payment is made by a Fund to the issuer and no interest is accrued on debt securities or dividend income is earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its NAV. The Funds do not believe that NAV will be adversely affected by purchases of securities in delayed-delivery transactions.

        Each Fund will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

        Illiquid Securities: Each Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act, as amended, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegates has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

        Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

        Money Market Funds: Each Fund may invest in shares of money market funds to the extent permitted by the 1940 Act.

        Temporary Investments: Each Fund may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less.

        Short-term debt securities are defined to include, without limitation, the following:

               (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
        (c) Fannie Mae, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

               (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore; certificates of deposit purchased by a Fund may not be fully insured.

               (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

               (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for a Fund to invest temporarily available cash. A Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Funds may invest. In addition, the Funds may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to a Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Funds, however, intend to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

               (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

               (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because a Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. A Fund may only invest in commercial paper rated A-1 or better by S&P, Prime-1 or higher by Moody's or Fitch 2 or higher by Fitch.

PORTFOLIO TURNOVER

        A Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a Fund's investment portfolio that is sold and replaced with new securities during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by a Fund of increased brokerage costs and expenses. For fiscal year 2007, the portfolio turnover rate for the Global Target Portfolio was 60%; this amount is significantly higher than in fiscal year 2006, when the Fund had a turnover rate of 33%. For fiscal year 2007, the portfolio turnover rate for the NASDAQ(R) Target Portfolio was 161%; this amount is significantly higher than in fiscal year 2006, which had a turnover rate of 92%. The increases in portfolio turnover rates for the Global Target Portfolio and the NASDAQ(R) Target Portfolio were due to an increase in assets over the course of the fiscal year in addition to each Fund's annual rebalance. For fiscal year 2007, the portfolio turnover rate for the Target Focus Four Portfolio was 130%; this amount is significantly higher than in fiscal year 2006, which had a turnover rate of 87%. One of the reasons that the portfolio turnover rate for the Target Focus Four Portfolio for fiscal year 2007 was higher was that the Fund's investment strategy changed during the fiscal year 2007.

HEDGING STRATEGIES

General Description of Hedging Strategies

        A Fund may engage in hedging activities. First Trust may cause a Fund to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge the Fund's holdings.

        Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

        The Company has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the futures industry's self-regulatory organization. A Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of a Fund's total assets. In addition, a Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

        The foregoing limitations are not fundamental policies of a Fund and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

        Each Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

        A Fund may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

        A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Indices or a more narrow market index, such as the Standard & Poor's
100. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, the American Stock Exchange (the "AMEX"), NYSE Arca, Inc., and the Philadelphia Stock Exchange.

        A Fund's use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

        The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

        There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

        The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Futures Contracts

        Each Fund may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). Each Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

        An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

        Margin is the amount of funds that must be deposited by each Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract.

        The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

        If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the respective Fund. In computing daily NAV, each Fund will mark to market the current value of its open Futures Contracts. Each Fund expects to earn interest income on their margin deposits.

        Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

        Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

        There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

        A public market exists in Futures Contracts covering a number of indices, including, but not limited to, the S&P 500(R) Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the NYSE Composite Index(R).

Options on Futures

        Each Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

        A Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

        As with investments in Futures Contracts, each Fund is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. Each Fund will earmark or set aside in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

        The risks associated with the use of options on Futures Contracts include the risk that a Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "FUTURES CONTRACTS." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

Non-U.S. Currency Transactions

        The Funds may engage in non-U.S. currency forward contracts, options, and futures transactions. Such Funds may enter into non-U.S. currency transactions for hedging and other permissible risk management purposes only. Non-U.S. currency Futures and options contracts are traded in the U.S. on regulated exchanges such as the Chicago Mercantile Exchange, the Mid-America Commodities Exchange, and the Philadelphia Stock Exchange. If the Funds invest in a currency futures or options contract, they must make a margin deposit to secure performance of such contract. With respect to investments in currency Futures Contracts, the Funds may also be required to make variation margin deposits because the value of futures contracts fluctuates from purchase to maturity. In addition, the Funds may earmark or segregate assets to cover their futures contracts obligations.

NON-U.S. INVESTMENTS

Indirect Non-U.S Investment-Depositary Receipts

        The Funds may invest in non-U.S. securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or Global Depositary Receipts ("GDRs"), or other securities representing indirect ownership Interests in the securities of non-U.S. issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European and other markets. For purposes of a Fund's investment policies, ADRs, EDRs, and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs, and GDRs shall be treated as indirect non-U.S. investments. Thus, an ADR, EDR, or GDR representing ownership of common stock will be treated as common stock. ADRs, EDRs, and GDRs do not eliminate all of the risks associated with directly investing in the securities of non-U.S. issuers.

        Other types of depositary receipts include American Depositary Shares ("ADSs"), Global Depositary Certificates ("GDCs"), and International Depositary Receipts ("IDRs"). ADSs are shares issued under a deposit agreement representing the underlying ordinary shares that trade in the issuer's home market. An ADR, described above, is a certificate that represents a number of ADSs. GDCs and IDRs are typically issued by a non-U.S. bank or trust company, although they may sometimes also be issued by a U.S. bank or trust company. GDCs and IDRs are depositary receipts that evidence ownership of underlying securities issued by either a non-U.S. or a U.S. corporation.

Direct Non-U.S. Investments

        The Funds may invest directly in the securities of non-U.S. issuers. In consideration of whether to invest in the securities of a non-U.S. company, First Trust considers such factors as the characteristics of the particular company, differences between economic trends, and the performance of securities markets within the U.S. and those within other countries. First Trust also considers factors relating to the general economic, government, and social conditions of the country or countries where the company is located.

        Securities transactions conducted outside the U.S. may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of government actions affecting trading in, or the prices of, non-U.S. securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex non-U.S. political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in non-U.S. markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Description of Funds

        As described in the Funds' prospectus, the portfolio of the DART 10 Portfolio consists primarily of the common stocks of the ten companies in the Dow Jones Industrial Average(SM) ("DJIA") that have the highest combined dividend yields and buyback ratios on or about December 31 of each year (the "Stock Selection Date"). The Dow Dividend Portfolio consists primarily of the common stock of the 20 stocks from The Dow Jones U.S. Select Dividend Index(SM) with the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio on or about the Stock Selection Date. The portfolio of the Global Target Portfolio consists primarily of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the Financial Times Industrial Ordinary Share Index ("FT Index") and the Hang Seng Index, respectively, that have the highest dividend yields in each respective index on or about the Stock Selection Date. The portfolio of the S&P(R) Target Portfolio consists primarily of the common stocks of 24 companies selected from the stocks included in the Standard & Poor's 500(R) Index ("S&P 500 Index") annually on or about the Stock Selection Date. The portfolio of the Target Focus Four Portfolio consists primarily of common stocks that are identified by applying four uniquely specialized Strategies on or about the Stock Selection Date: The Dow(R) Target Dividend Strategy, the Value Line(R) Target 25 Strategy, the S&P Target SMid 60 Strategy and the NYSE(R) International Target 25 Strategy. The NASDAQ(R) Target Portfolio consists primarily of the common stocks of fifteen companies selected from the stocks included in the NASDAQ-100 Index(R) on or about the Stock Selection Date. The portfolio of the Value Line(R) Target Portfolio consists primarily of the common stocks of 25 companies selected from the stocks that receive Value Line's

#1 ranking for Timeliness(TM) annually on or about the Stock Selection Date. Each year, as discussed in the prospectus, the portfolio of each Fund is adjusted in accordance with its investment strategy. The portfolio of the Target Managed VIP Portfolio consists primarily of common stocks that are identified by applying six uniquely specialized strategies on or about the Stock Selection
Date: The Dow(R) DART 5 Strategy, the European Target 20 Strategy, The
NASDAQ(R) Target 15 Strategy, the S&P(R) Target 24 Strategy, the Target Small-Cap Strategy, and the Value Line(R) Target 25 Strategy. See "Fund Overview" in the prospectus for a more detailed description of its investment strategy.

        The dividend yield for each equity security contained in the DART 10 Portfolio and the securities based on the DJIA in the Global Target Portfolio and the Target Managed VIP Portfolio is calculated by annualizing the last quarterly or semi-annual ordinary dividend declared and dividing the result by the market value of such equity security on or about the Stock Selection Date. The yield for each equity security listed on the FT Index or the Hang Seng Index in the Global Target Portfolio is calculated by adding together the most recent interim and final dividend declared and dividing the result by the market value of such equity security on or about the Stock Selection Date.

        The publishers of the S&P 500(R) Index, FT Index and the Hang Seng Index are not affiliated with First Trust and have not participated in the creation of the Funds or the selection of the equity securities included therein. There is, of course, no guarantee that the objective of any Fund will be achieved.

        Any changes in the components of any of the respective indices or in the composition of the stocks listed on the NYSE, AMEX or NASDAQ Stock Market ("NASDAQ") made after the respective Stock Selection Date will not cause a change in the identity of the common stocks included in the applicable Fund, including any additional equity securities deposited thereafter until the next Stock Selection Date when the portfolio of each Fund will be adjusted in accordance with its investment strategy.

        Investors should note that each Fund's investment criteria is applied and will in the future be applied to the equity securities selected for inclusion in the Fund as of the applicable Stock Selection Date. Additional equity securities which were originally selected through this process may be purchased throughout the year, as investors may continue to invest in the Fund, even though the yields on these equity securities may have changed subsequent to the previous Stock Selection Date. These equity securities may no longer be included in the index, or may not meet a Fund's selection criteria at that time, and therefore, such equity securities would no longer be chosen for inclusion in the Fund if the selection process were to be performed again at that time. Accordingly, the equity securities selected and the percentage relationship among the number of shares will not change for purchases or sales by a Fund until the next annual Stock Selection Date.

Insurance Law Restrictions

        In connection with the Company's agreement to sell interests of the Funds to Account B, Prudential and First Trust may enter into agreements, required by certain state insurance departments, under which First Trust may agree to use its best efforts to assure and to permit Prudential to monitor each Fund for compliance with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, Prudential would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Company's operations.


                                INVESTMENT RISKS

Overview

        An investment in a Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Fund may decline. A Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

        Shareholders of common stocks of the type held by a Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in a Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by such Fund. The equity securities held in a Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund's purchase and sale of the equity securities and other factors.

        Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

        First Trust shall not be liable in any way for any default, failure or defect in any equity security held in a Fund's portfolio.

ADDITIONAL RISKS OF INVESTING IN FUNDS

Liquidity

        Whether or not the equity securities in a Fund are listed on a securities exchange, the principal trading market for the equity securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities held in a Fund may be sold to meet transfers, partial withdrawals or surrenders or to implement a strategy on or about each stock selection date and the value of a Fund will be adversely affected if trading markets for the equity securities are limited or absent.

Non-Diversification

        Each Fund is classified as "non-diversified" under the 1940 Act. As a result, a Fund is limited as to the percentage of its assets which may be invested in securities of any one issuer only by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because a Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests. For example, an investment in the DART 10 Portfolio may subject an investor to additional risk due to the relative lack of diversity in its portfolio since the portfolio contains only ten stocks. Therefore, the DART 10 Portfolio may be subject to greater market risk than other funds which may contain a more diversified portfolio of securities. A Fund is not designed to be a complete investment program for an investor. Variable annuity policy owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their policy assets.

Small Capitalization Companies

        Certain or all of the equity securities in the Funds may be small cap company stocks. While, historically, small cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

        The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for a Fund which contains these equity securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange.

Litigation

        At any time litigation may be instituted on a variety of grounds with respect to the common stock held by the Funds. A Fund is unable to predict whether litigation that has been or will be instituted might have a material adverse effect on the Fund.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

        In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

               (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to a Fund and its interest holders and is consistent with a Fund's objectives, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund's overall investments and investment objective.

               (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

               (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

               (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

               (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

               (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING NON-U.S. CURRENCIES

       (1) Currency Risks. The exchange rates between the U.S. dollar and non-U.S. currencies depend upon such factors as supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation, and other economic and political conditions. Although each Fund values its assets daily in U.S. dollars, a Fund may not convert its holdings of non-U.S. currencies to U.S. dollars daily. A Fund may incur conversion costs when it converts its holdings to another currency. Non-U.S. exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies. Funds may engage in non-U.S. currency exchange transactions in connection with its portfolio investments. A Fund will conduct its non-U.S. currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the non-U.S. currency exchange market or through forward contracts to purchase or sell non-U.S. contracts.

       (2) Forward Non-U.S. Currency Exchange Contracts. The Funds may enter into forward non-U.S. currency exchange contracts. Forward non-U.S. currency exchange contracts may limit potential gains that could result from a positive change in such currency relationships. First Trust believes that it is important to have the flexibility to enter into forward non-U.S. currency exchange contracts whenever it determines that it is in a Fund's best interest to do so. The Funds will not speculate in non-U.S. currency exchange. The Funds will not enter into forward currency exchange contracts or maintain a net exposure in such contracts that they would be obligated to deliver an amount of non-U.S. currency in excess of the value of their portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge," denominated in a currency or currencies that First Trust believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Funds will not enter into forward non-U.S. currency exchange contracts with a term longer than one year.

       (3) Non-U.S. Currency Options. A non-U.S. currency option provides the option buyer with the right to buy or sell a stated amount of non-U.S. currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on non-U.S. currency generally rises in value if the underlying currency appreciates in value, and a put option on a non-U.S. currency generally rises in value if the underlying currency depreciates in value. Although purchasing a non-U.S. currency option can protect the Fund against an adverse movement in the value of a non-U.S. currency, the option will not limit the movement in the value of such currency. For example, if a Fund held securities denominated in a non-U.S. currency that was appreciating and had purchased a non-U.S. currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if a Fund entered into a contract to purchase a security denominated in a non-U.S. currency and, in conjunction with that purchase, purchased a non-U.S. currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire, in the spot market, the amount of non-U.S. currency needed for settlement.

       (4) Special Risks Associated with Non-U.S. Currency Options. Buyers and sellers of non-U.S. currency options are subject to the same risks that apply to options generally. In addition, there are certain risks associated with non-U.S. currency options. The markets in non-U.S. currency options are relatively new, and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a Fund will not purchase or write such options unless and until, in the opinion of First Trust, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on non-U.S. currencies are affected by all of the same factors that influence non-U.S. exchange rates and investments generally. The value of a non-U.S. currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a non-U.S. security. Because non-U.S. currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of non-U.S. currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying non-U.S. currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for non-U.S. currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in non-U.S. currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

       (5) Non-U.S. Currency Futures Transactions. By using non-U.S. currency Futures Contracts and options on such contracts, a Fund may be able to achieve many of the same objectives as it would through the use of forward non-U.S. currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward non-U.S. currency exchange contracts.

       (6) Special Risks Associated with Non-U.S. Currency Futures Contracts and Related Options. Buyers and sellers of non-U.S. currency Futures Contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with non-U.S. currency Futures Contracts and their use as a hedging device similar to those associated with options on currencies, as described above. Options on non-U.S. currency Futures Contracts may involve certain additional risks. Trading options on non-U.S. currency Futures Contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on non-U.S. currency Futures Contracts unless and until, in the opinion of First Trust, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying non-U.S. currency Futures Contracts. Compared to the purchase or sale of non-U.S. currency Futures Contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on Futures Contracts would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

NON-U.S. ISSUER RISKS

        Since certain of the portfolio securities included in the Funds may consist of common stocks of non-U.S. issuers, an investment in such Funds involves certain investment risks that are different in some respects from an investment in a fund which invests entirely in common stocks of domestic issuers. These investment risks include the possible imposition of future political or government restrictions which might adversely affect the payment or receipt of dividends on the relevant portfolio securities, the possibility that the financial condition of the issuers of the portfolio securities may become impaired or that the general condition of the relevant stock market may deteriorate, the limited liquidity and relatively small market capitalization of the relevant securities market, the imposition of expropriation or confiscatory taxation, economic uncertainties, the lack of the quantity and quality of publicly available information concerning the non-U.S. issuers as such issuers are generally not subject to the same reporting and accounting requirements as domestic issuers, and the effect of non-U.S. currency devaluations and fluctuations in the value of the common stocks and dividends of non-U.S. issuers in terms of U.S. dollars. In addition, fixed brokerage commissions and other transaction costs on non-U.S. securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States.

        On the basis of the best information available to First Trust at the present time, none of the portfolio securities in such Funds are currently subject to exchange control restrictions under existing law which would materially interfere with payment to such Funds of dividends due on, or proceeds from the sale of, the non-U.S. portfolio securities. The adoption of such restrictions or other legal restrictions could adversely impact the marketability of the non-U.S. portfolio securities and may impair the ability of a Fund to satisfy its obligation to redeem shares or could cause delays or increase the costs associated with the purchase and sale of the non-U.S. portfolio securities and correspondingly affect the price of its shares.

        The purchase and sale of the non-U.S. portfolio securities may be made in non-U.S. securities markets. Although First Trust does not believe that the Funds will encounter obstacles in acquiring or disposing of the non-U.S. portfolio securities, investors should be aware that in certain situations it may not be possible to purchase or sell a non-U.S. portfolio security in a timely manner for any number of reasons, including lack of liquidity in the relevant market, the unavailability of a seller or purchaser of the non-U.S. portfolio securities, and restrictions on such purchases or sales by reason of federal securities laws or otherwise. An investment in such Funds will also be subject to the risks of currency fluctuations associated with investments in non-U.S. equity securities trading in non-U.S. currencies.

        Certain of the equity securities in the Funds may be in ADR or GDR form. ADSs and GDSs (collectively, the "Depositary Receipts") may not necessarily be denominated in the same currency as the securities into which they may be converted. For purposes of the discussion herein, the terms ADR and GDR generally include ADSs and GDSs, respectively.

        Depositary Receipts may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the Depositary Receipts holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. The depositary bank that issues Depositary Receipts generally charges a fee, based on the price of the Depositary Receipts, upon issuance and cancellation of the Depositary Receipts. This fee would be in addition to the brokerage commissions paid upon the acquisition or surrender of the security. In addition, the depositary bank incurs expenses in connection with the conversion of dividends or other cash distributions paid in local currency into U.S. dollars and such expenses are deducted from the amount of the dividend or distribution paid to holders, resulting in a lower payout per underlying share represented by the Depositary Receipts than would be the case if the underlying share were held directly. Certain tax considerations, including tax rate differentials and withholding requirements, arising from the application of the tax laws of one nation to nationals of another and from certain practices in the Depositary Receipts market may also exist with respect to certain Depositary Receipts. In varying degrees, any or all of these factors may affect the value of the Depositary Receipts compared with the value of the underlying shares in the local market. In addition, the rights of holders of Depositary Receipts may be different than those of holders of the underlying shares, and the market for Depositary

Receipts may be less liquid than that for the underlying shares. Depositary Receipts are registered securities pursuant to the 1933 Act and may be subject to the reporting requirements of the Securities Exchange Act of 1934.

        For the equity securities that are Depositary Receipts, currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic shares and, as a result, are likely to affect the value of the Depositary Receipts and consequently the value of the equity securities. The non-U.S. issuers of securities that are Depositary Receipts may pay dividends in non-U.S. currencies which must be converted into U.S. dollars. Most non-U.S. currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries. Therefore, for any securities of issuers (whether or not they are in Depositary Receipt form) whose earnings are stated in non-U.S. currencies, or which pay dividends in non-U.S. currencies or which are traded in non-U.S. currencies, there is a risk that their United States dollar value will vary with fluctuations in the United States dollar non-U.S. exchange rates for the relevant currencies.

ADDITIONAL FUND RISKS

        Certain equity securities selected for the Funds may have attributes that have caused them to have lower prices or higher yields relative to other stocks in their respective index or Exchange. The equity securities may, for example, be experiencing financial difficulty, or be out of favor in the market because of weak performance, poor earnings forecasts or negative publicity; or they may be reacting to general market cycles. There can be no assurance that the market factors that caused the relatively low prices and high dividend yields of the equity securities will change, that any negative conditions adversely affecting the stock prices will not deteriorate, that the dividend rates on the equity securities will be maintained or that share prices will not decline further during the life of the Funds, or that the equity securities will continue to be included in the respective indices or Exchanges. Investing in stocks with the highest dividend yields amounts to a contrarian strategy because these shares are often out of favor. Such strategy may be effective in achieving the respective Fund's investment objective because regular dividends are common for established companies and dividends have often accounted for a substantial portion of the total return on stocks of the index as a group. However, there is no guarantee that either a Fund's objective will be achieved or that a Fund will provide for capital appreciation in excess of such Fund's expenses. Because of the contrarian nature of such Funds and the attributes of the common stocks, which caused inclusion in the portfolio, such Funds may not be appropriate for investors seeking either preservation of capital or high current income. In addition, each of the strategies have underperformed their respective index or indices in certain years.

        Equity securities in a Fund from time to time may be sold under certain circumstances described in the prospectus or herein. Each Fund, however, is not actively managed and equity securities in a Fund will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation or if the equity securities no longer meet the criteria by which they were selected for a Fund. However, equity securities will be sold on or about each annual Stock Selection Date in accordance with a Fund's stock selection strategy.

        License Termination Risk. Certain of the Funds rely on licenses from third parties that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Funds. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name or the licensed investment strategy. Accordingly, in the event a license is terminated it may have a significant effect on the operation of the affected Fund.


                             LICENSING ARRANGEMENTS

        The licensing arrangement with Value Line Publishing, Inc. is described below. A description of other licensing arrangements can be found in the "Descriptions of Indices" section.

LICENSING ARRANGEMENTS WITH VALUE LINE PUBLISHING, INC.

        "Value Line(R)," "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Funds. The Target Managed VIP Portfolio, the First Trust Target Focus Four Portfolio and the Value Line(R) Target 25 Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the First Trust Target Focus Four Portfolio or the Value Line(R) Target 25 Portfolio.

        Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line(R) Timeliness(TM) Ranking System (the "System"), which is composed by VLPI without regard to First Trust, the Funds or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the Funds into consideration in composing the System. A Fund's results may differ from the hypothetical or published results of the Value Line(R) Timeliness(TM) Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Funds or the timing of the issuance for sale of the Funds or in the calculation of the equations by which the Funds are to be converted into cash.

        VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (i) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF A FUND; OR (ii) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER

PERSON OR ENTITY IN CONNECTION WITH A FUND, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE FUNDS.


                             DESCRIPTIONS OF INDICES

        Certain Funds invest in stocks included in the DJIA, The Dow Jones U.S. Select Dividend Index(SM), the FT Index, the Hang Seng Index, the NASDAQ-100 Index(R), and the S&P 500(R) Index. The following is a description of these indices.

THE DOW JONES INDUSTRIAL AVERAGE(SM)

        The DJIA was first published in The Wall Street Journal in 1896 and has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg) Initially consisting of just 12 stocks, the DJIA expanded to 20 stocks in 1916 and to its present size of 30 stocks on October 1, 1928. The stocks are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the DJIA are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made to achieve a better representation. The components of the DJIA may be changed at any time for any reason. Any changes in the components of the DJIA made after the Stock Selection Date will not generally cause a change in the identity of the equity securities involved in the applicable Fund, including any equity securities deposited in a Fund, except when the Fund is periodically adjusted.

THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM)

        The Dow Jones U.S. Select Dividend Index(SM) universe consists of all dividend-paying companies in The Dow Jones U.S. Index that have a non-negative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60%, and a three month average daily trading volume of 200,000 shares. The Dow Jones U.S. Index is a rules-governed, broad-market benchmark that represents approximately 95% of U.S. market capitalization.

        The following criteria are used to select securities for the index:

                1. Issues are ranked in descending order of indicated annual yield, defined as a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.

                2. Any current component stock with a three-month average daily trading volume of less than 100,000 shares is deemed ineligible for selection.

                3. All remaining current component stocks rated 200 and above are selected to the index.

                4. Stocks that are not current components are added to the index until the component count reaches 100.

        A company's weight in the index is based on its indicated annual dividend. In the event of a stock split affecting a component company, weighting factors are adjusted to keep the component weights in the index constant.

        The index composition is reviewed annually in December. Historical selections for 1992 through 1999 were conducted based on closing prices and indicated dividends as of year end. For 2000 through 2002, selections were conducted on the Monday following the third Friday of December. Beginning with the December 2003 review, selections have been made based on indicated annual dividends as of the last trading day in November. Changes are implanted at the opening of trading on the Monday following the third Friday of December.

        Under the following circumstances, a component stock is immediately removed from the index, independent of the annual review.

        o The component company is affected by a corporate action such as a delisting or bankruptcy.

        o The component company eliminates its dividend.

        o The component company lowers but does not eliminate its dividend, and its new yield is less than that of the lowest yielding noncomponent on the latest monthly selection list.

        A component stock that is removed from the index as the result of an extraordinary deletion is immediately replaced by the next-highest ranked stock by indicated annual yield as of the most recent annual review. The new stock is added to the index at a weight commensurate with its own indicated annual dividend.

        The component company that is removed from The Dow Jones U.S. Index (the index universe) during the course of the year because of a reduction in market capitalization remains in The Dow Jones U.S. Select Dividend Index(SM) until the next annual review.

        "Dow Jones Industrial Average(SM)," "DJIA(SM)," "Dow Industrials(SM)," "Dow 30(SM)," "The Dow(R)," "The Dow Jones U.S. Select Dividend Index(SM)" and "The Dow 10(SM)" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust. None of the Funds, including, and in particular, the Target Managed VIP Portfolio, Dow Dividend Portfolio and the DART 10 Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

        The Funds are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to a Fund's interest holders or any member of the public regarding the advisability of purchasing a Fund. Dow Jones' only relationship to the Funds, Prudential, or First Trust is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of Prudential, First Trust or variable annuity owners into consideration in determining, composing or calculating the DJIA or The Dow Jones U.S. Select Dividend Index(SM). Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Funds, including the pricing of the Funds' Interests or the amount payable under variable annuity contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Funds or any variable annuity contracts.

        DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE(SM) OR THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM) OR ANY DATA RELATED THERETO AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSION, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY A FUND, PRUDENTIAL, FIRST TRUST OR VARIABLE ANNUITY OWNERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE(SM) OR THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM) OR ANY DATA RELATED THERETO. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE(SM) OR THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

THE FINANCIAL TIMES INDUSTRIAL ORDINARY SHARE INDEX

        The FT Index began as the Financial News Industrial Ordinary Share Index in London in 1935 and became the Financial Times Industrial Ordinary Share Index in 1947. The Financial Times Ordinary Index is calculated by FTSE International Ltd. ("FTSE"). All copyright in the index constituent list vests in FTSE. The FT Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies, which are highly capitalized, major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the FT Index are made entirely by the editors of The Financial Times without consultation with the companies, stock exchange or any official agency. Most substitutions have been the result of mergers or because of poor share performance, but from time to time, changes may be made to achieve a better representation. The components of the FT Index may be changed at any time for any reason.

THE HANG SENG INDEX

        The Hang Seng Index was first published in 1969 and, as of March 31, 2008, consisted of 43 of the stocks currently listed on the Stock Exchange of Hong Kong Ltd. (the "Hong Kong Stock Exchange"), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations.

        Except as described herein or in the prospectus, neither the publishers of the S&P 500 Index, DJIA, FT Index nor the Hang Seng Index have granted the Funds, Prudential, or First Trust a license to use their respective index. The Funds are not designed so that prices will parallel or correlate with the movements in any particular index or a combination thereof and it is expected that their prices will not parallel or correlate with such movements. The publishers of the S&P 500 Index, DJIA, FT Index and the Hang Seng Index have not participated in any way in the creation of the Funds or in the selection of stocks in the Funds and have not approved any information related thereto.

THE NASDAQ-100 INDEX(R)

        The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial securities listed on the NASDAQ Stock Market(R) based on market capitalization. The index is calculated based on a modified capitalization weighted methodology.

        The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. (including its affiliates) (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the NASDAQ(R) Target 15 Portfolio or the Target Managed VIP Portfolio. The Corporations make no representation or warranty, express or implied to the owners of the NASDAQ(R) Target 15 Portfolio or the Target Managed VIP Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the NASDAQ-100(R) Index to track general stock market performance. The Corporations' only relationship to First Trust (the "Licensee") is in the licensing of the NASDAQ(R), NASDAQ-100(R) and NASDAQ-100 Index(R) trademarks and certain trade names of the Corporations and the use of the NASDAQ-100 Index(R) which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Funds. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the NASDAQ(R) Target 15 Portfolio or the Target Managed VIP Portfolio or any of the Funds into consideration in determining, composing or calculating the NASDAQ-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of a Fund to be issued or in the determination or calculation of the equation by which a Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of a Fund.

        THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE VARIABLE ANNUITY POLICIES OR ANY OTHER PERSON OR

ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

THE NYSE INTERNATIONAL 100 INDEX(R)

        The NYSE International 100 Index(R) is comprised of 100 of the largest non-U.S. stocks traded on the NeW York Stock Exchange based on market capitalization.

        "NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and hAve been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such products. NYSE Group, Inc. has no relationship to the Funds or First Trust other than the licensing of NYSE International 100 Index(R) (the "NYSE Index") and its trademarks for use in connection with the Funds.

        NYSE Group, Inc. and its affiliates do not:

        o      Sponsor, endorse, sell or promote the Funds.

        o Recommend that any person invest in the Funds or any other securities.

        o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of Funds.

        o Have any responsibility or liability for the administration, management or marketing of the Funds.

        o Consider the needs of the Funds or the owners of the Funds in determining, composing or calculating the NYSE International 100 Index(R) or have any obligation to do so.

        Neither NYSE Group, Inc. nor any of its affiliates will have any liability in connection with the Funds. Specifically,

                o NYSE Group, Inc. and its affiliates do not make any warranty, express or implied, and disclaim any warranty about:

                       o The results to be obtained by the Funds, the owner of the Funds or any other person in connection with the use of the NYSE Index and the data included in the NYSE Index;

                       o The accuracy or completeness of the NYSE Index and its data;

                       o The merchantability and the fitness for a particular purpose or use of the NYSE Index and its data;

                o NYSE Group, Inc. and its affiliates will have no liability for any errors, omissions or interruptions in the NYSE Index or its data;

                o  Under no circumstances  will NYSE Group,  Inc. or any of its
                   affiliates be liable  for  any  lost   profits  or  indirect,
                   punitive,   special  or  consequential  damages or losses,
                   even if NYSE Group, Inc. knows that they might occur.

        The licensing agreement between the First Trust and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the Funds or any other third parties.
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THE STANDARD & POOR'S 500 INDEX

        Widely regarded as the standard for measuring large-cap U.S. stock market performance, the S&P 500(R) Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500(R) Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stocks' weight in the index proportionate to its market value.

        The S&P(R) Target 24 Portfolio and the Target Managed VIP Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the S&P(R) Target 24 Portfolio or the Target Managed VIP Portfolio or any member of the public regarding the advisability of investing in securities generally or in the S&P(R) Target 24 Portfolio or the Target Managed VIP Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to First Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to First Trust, the S&P(R) Target 24 Portfolio or the Target Managed VIP

Portfolio. S&P has no obligation to take the needs of First Trust or the owners of the S&P(R) Target 24 Portfolio or the Target Managed VIP Portfolio into consideration in determining, composing or calculating the S&P 500(R) Index. S&P is not responsible for and has not participated in the determination for the prices and amount of the S&P(R) Target 24 Portfolio or the Target Managed VIP Portfolio or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

        S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSION OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE VARIABLE ANNUITY POLICIES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

        The Standard & Poor's 400 MidCap Index (S&P 400 MidCap Index) and the Standard & Poor's 600 SmallCap Index (S&P 600 SmallCap Index)

        The S&P MidCap 400 Index measures the performance of the mid-range sector of the U.S. stock market by choosing 400 domestic stocks on the basis of market capitalization, liquidity and industry group representation. The S&P 600 SmallCap Index measures the performance of the small-range sector of the U.S. stock market by choosing 600 domestic stocks chosen for market size, liquidity and industry group representation. The Target Focus Four Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Target Focus Four Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Target Focus Four Portfolio or the ability of the S&P MidCap 400 Index and the S&P Small Cap 600 Index (together the "S&P Indices") to track general stock market performance. S&P's only relationship to First Trust is the licensing of certain trademarks and trade names of S&P and of the S&P Indices, which are determined, composed and calculated by S&P without regard to First Trust or the Target Focus Four Portfolio. S&P has no obligation to take the needs of First Trust or the owners of the Target Focus Four Portfolio into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination for the prices and amount of the Target Focus Four Portfolio or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Target Focus Four Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Target Focus Four Portfolio.

        S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY

ERRORS, OMISSION OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE VARIABLE ANNUITY POLICIES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                                 FUND MANAGEMENT

        The general supervision of the duties performed for each Fund under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Company, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for each Fund, choose the Company's officers and hire the Company's investment adviser. The officers of the Company manage its day-to-day operations and are responsible to the Company's Board of Trustees. The following is a list of the Trustees and officers of the Company and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.

                                                                                                 Number of
                                                                                                 Portfolios
                                                                                                 in the First
                                                    Term of Office                               Trust Fund     Other
                                                    and Year First                               Complex        Trusteeships or
Name, Address                 Position and          Elected or        Principal Occupations      Overseen by    Directorships
and Date of Birth             Offices with Company  Appointed         During Past 5 Years        Trustee        Held by Trustee
_________________             ____________________  ________________  _____________________      ____________   ________________
Trustee who is an Interested
Person of the Company

James A. Bowen(1)              President, Chairman  oIndefinite term  President, First Trust           58       Trustee of
1001 Warrenville Road          of the Board, Chief  o1999             Advisors L.P. and First      Portfolios   Wheaton College
Suite 300                      Executive Officer                      Trust Portfolios L.P.;
Lisle, IL 60532                and Trustee                            Chairman of the Board of
D.O.B.: 09/55                                                         Directors, BondWave LLC
                                                                      (Software Development
                                                                      Company/Broker-Dealer) and
                                                                      Stonebridge Advisors LLC
                                                                      (Investment Adviser)
Independent Trustees

Richard E. Erickson            Trustee              oIndefinite term  Physician; President,            58       None
c/o First Trust Advisors L.P.                       o2000             Wheaton Orthopedics; Co-     Portfolios
1001 Warrenville Road                                                 owner and Co-director
Suite 300                                                             (January 1996 to May
Lisle, IL 60532                                                       2007), Sports Med Center
D.O.B: 04/51                                                          for Fitness; Limited
                                                                      Partner, Gundersen Real
                                                                      Estate Partnership;
                                                                      Limited Partner, Sportsmed
                                                                      LLC

                                      -35-

                                                                                                 Number of
                                                                                                 Portfolios
                                                                                                 in the First
                                                    Term of Office                               Trust Fund     Other
                                                    and Year First                               Complex        Trusteeships or
Name, Address                 Position and          Elected or        Principal Occupations      Overseen by    Directorships
and Date of Birth             Offices with Company  Appointed         During Past 5 Years        Trustee        Held by Trustee
_________________             ____________________  ________________  _____________________      ____________   ________________
Thomas R. Kadlec               Trustee              oIndefinite term  Senior Vice President and        58       None
c/o First Trust Advisors L.P.                       o2006             Chief Financial Officer      Portfolios
1001 Warrenville Road                                                 (May 2007 to Present),
Suite 300                                                             Vice President and Chief
Lisle, IL 60532                                                       Financial Officer (1990 to
D.O.B.: 11/57                                                         May 2007), ADM Investor
                                                                      Services, Inc. (Futures
                                                                      Commission Merchant);
                                                                      President (May 2005 to
                                                                      Present), ADM Derivatives,
                                                                      Inc.; Registered
                                                                      Representative (2000 to
                                                                      Present), Segerdahl &
                                                                      Company, Inc., a FINRA
                                                                      member (Broker-Dealer)

Robert F. Keith                Trustee              oIndefinite term  President (2003 to               58       None
c/o First Trust Advisors L.P.                       o2007             Present), Hibs Enterprises   Portfolios
1001 Warrenville Road                                                 (Financial and Management
Suite 300                                                             Consulting); President
Lisle, IL 60532                                                       (2001 to 2003), Aramark
D.O.B.: 11/56                                                         Service Master Management;
                                                                      President and Chief
                                                                      Operating Officer (1998 to
                                                                      2003), Service Master
                                                                      Management Services

Niel B. Nielson                Trustee              oIndefinite term  President (June 2002 to          58       Director of
c/o First Trust Advisors L.P.                       o2000             Present), Covenant College   Portfolios   Covenant
1001 Warrenville Road                                                                                           Transport Inc.
Suite 300
Lisle, IL 60532
D.O.B.: 03/54

Officers of the Company

Mark R. Bradley                Treasurer,           oIndefinite term  Chief Financial Officer,    N/A           N/A
1001 Warrenville Road          Controller, Chief    o2000             First Trust Advisors L.P.
Suite 300                      Financial Officer                      and First Trust Portfolios
Lisle, IL 60532                and Chief                              L.P.; Chief Financial
D.O.B.: 11/57                  Accounting Officer                     Officer, BondWave LLC
                                                                      (Software Development
                                                                      Company/Broker-Dealer) and
                                                                      Stonebridge Advisors LLC
                                                                      (Investment Adviser)

Susan M. Brix                  Assistant Vice       Indefinite term   Representative, First       N/A           N/A
1001 Warrenville Road          President            o2000             Trust Portfolios L.P.;
Suite 300                                                             Assistant Portfolio
Lisle, IL 60532                                                       Manager, First Trust
D.O.B.: 01/60                                                         Advisors L.P.

                                      -36-
                                                                                                 Portfolios
                                                                                                 in the First
                                                    Term of Office                               Trust Fund     Other
                                                    and Year First                               Complex        Trusteeships or
Name, Address                 Position and          Elected or        Principal Occupations      Overseen by    Directorships
and Date of Birth             Offices with Company  Appointed         During Past 5 Years        Trustee        Held by Trustee
_________________             ____________________  ________________  _____________________      ____________   ________________
Kelley R. Christensen          Vice President       oIndefinite term  Assistant Vice President,   N/A           N/A
1001 Warrenville Road                               o2006             First Trust Portfolios
Suite 300                                                             L.P. and First Trust
Lisle, IL 60532                                                       Advisors L.P.
D.O.B.: 09/70

James M. Dykas                 Assistant Treasurer  oIndefinite term  Senior Vice President       N/A           N/A
1001 Warrenville Road                               o2005             (April 2007 to Present),
Suite 300                                                             Vice President (January
Lisle, IL 60532                                                       2005 to April 2007), First
D.O.B.: 01/66                                                         Trust Advisors L.P. and
                                                                      First Trust Portfolios
                                                                      L.P.; Executive Director
                                                                      (December 2002 to January
                                                                      2005), Vice President
                                                                      (December 2000 to December
                                                                      2002), Van Kampen Asset
                                                                      Management and Morgan
                                                                      Stanley Investment
                                                                      Management

W. Scott Jardine               Secretary and Chief  oIndefinite term  General Counsel, First      N/A           N/A
1001 Warrenville Road          Compliance Officer   oSecretary since  Trust Advisors L.P. and
Suite 300                      ("CCO")              2000 and CCO      First Trust Portfolios
Lisle, IL 60532                                     since 2004        L.P.; Secretary, BondWave
D.O.B.: 05/60                                                         LLC (Software Development
                                                                      Company/Broker-Dealer) and
                                                                      Stonebridge Advisors LLC
                                                                      (Investment Adviser)

Daniel J. Lindquist            Vice President       oIndefinite term  Senior Vice President       N/A           N/A
1001 Warrenville Road                               o2005             (September 2005 to
Suite 300                                                             Present), Vice President
Lisle, IL 60532                                                       (April 2004 to September
D.O.B.: 02/70                                                         2005), First Trust
                                                                      Advisors L.P. and First
                                                                      Trust Portfolios L.P.;
                                                                      Chief Operating Officer
                                                                      (January 2004 to April
                                                                      2004), Mina Capital
                                                                      Management, LLC; Chief
                                                                      Operating Officer (April
                                                                      2000 to January 2004),
                                                                      Samaritan Asset Management
                                                                      Services, Inc.

Kristi A. Maher                Assistant Secretary  oIndefinite term  Deputy General Counsel      N/A           N/A
1001 Warrenville Road                               o2004             (May 2007 to Present),
Suite 300                                                             Assistant General Counsel
Lisle, IL 60532                                                       (March 2004 to May 2007),
D.O.B.: 12/66                                                         First Trust Advisors L.P.
                                                                      and First Trust Portfolios
                                                                      L.P.; Associate (December
                                                                      1995 - March 2004),
                                                                      Chapman and Cutler LLP

Roger F. Testin                Vice President       oIndefinite term  Senior Vice President       N/A           N/A
1001 Warrenville Road                               o2001             (November 2003 to
Suite 300                                                             Present), Vice President
Lisle, IL 60532                                                       (August 2001 to November
DOB: 06/66                                                            2003), First Trust
                                                                      Portfolios L.P. and First
                                                                      Trust Advisors L.P.

--------------------
(1) Mr. Bowen is deemed an "interested person" of the Company due to his position of President of First Trust, investment adviser of the Funds.

                                      -37-

        Messrs. Bowen, Erickson, Kadlec, Keith and Nielson are trustees of one open-end mutual fund with eight portfolios (the Company), 14 closed-end funds and three exchange-traded fund trusts with 36 portfolios (collectively, the "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Company, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios L.P. ("First Trust Portfolios") or their affiliates. In addition, Mr. Bowen and the other officers of the Company (other than Susan M. Brix and Roger Testin) hold the same positions with the funds in the First Trust Fund Complex as they hold with the Company. Susan M. Brix is not an officer of any other fund in the First Trust Fund Complex other than the Company. Roger Testin is an officer of First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II and First Trust Exchange-Traded AlphaDEX(TM) Fund and is not an officer of any other fund (other than the Company) in the First Trust Fund Complex.

TRUSTEE COMPENSATION AND BENEFICIAL OWNERSHIP

        Under the Trustees' compensation plan, each Independent Trustee is paid an annual retainer of $10,000 per trust for the first 14 trusts in the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. For purposes of the description of Trustees' compensation, the Company is considered a trust. Independent Trustees are also reimbursed by the funds in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. No additional meeting fees are paid in connection with board or committee meetings.

        Additionally, for all the trusts in the First Trust Fund Complex, effective January 1, 2008, Dr. Erickson is paid annual compensation of $10,000 to serve as the Lead Trustee, Mr. Keith is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee, Mr. Kadlec is paid annual compensation of $2,500 to serve as chairman of the Valuation Committee and Mr. Nielson is paid annual compensation of $2,500 to serve as the chairman of the Nominating and Governance Committee. The chairmen and the Lead Trustee will serve two years before rotating to serve as a chairman of another committee or as Lead Trustee. The additional compensation is allocated equally among each of the trusts in the First Trust Fund Complex.

        The Board of Trustees of the Company held six meetings during the fiscal year ended December 31, 2007. Each of the then Trustees attended all of the meetings of the Board of Trustees of the Company for the fiscal year ended December 31, 2007. The aggregate fees and expenses paid to the Independent Trustees by the Company for the fiscal year ended December 31, 2007 (including reimbursement for travel and out-of-pocket expenses) amounted to $38,200. The compensation paid to three of the Independent Trustees for a portion of the fiscal year ended December 31, 2007 included services to 12 portfolios of the Company (the First Trust Energy Portfolio, First Trust Financial Services

                                      -38-

Portfolio, First Trust Pharmaceutical Portfolio and First Trust Technology Portfolio were terminated and liquidated by resolution of the Board of Trustees as of March 16, 2007).

        During the calendar year ended December 31, 2007, for all the trusts in the First Trust Fund Complex, Mr. Kadlec was paid $10,000 to serve as the Lead Trustee, Mr. Nielson was paid $5,000 to serve as chairman of the Audit Committee and no additional compensation was paid to Dr. Erickson for his service as chairman of the Nominating and Governance Committee and the Valuation Committee. The annual compensation was allocated equally among each of the trusts in the First Trust Fund Complex.

        The following table sets forth compensation (including reimbursement for travel and out-of-pocket expenses) paid by the Company and the First Trust Fund Complex to each of the Independent Trustees for the fiscal year ended December 31, 2007. The Company has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Company.

                                                          TOTAL COMPENSATION
                                   TOTAL COMPENSATION    FROM THE FIRST TRUST
 NAME OF TRUSTEE                    FROM COMPANY(1)         FUND COMPLEX(2)
 Richard E. Erickson...............      $9,673                $156,875
 Thomas R. Kadlec..................     $10,418                $166,875
 Niel B. Nielson...................     $10,936                $166,500
 Robert F. Keith(2)................      $7,173                $154,375
--------------------------
(1) Based on compensation paid to the Independent Trustees for the fiscal year ended December 31, 2007 for services to 12 portfolios of the Company (the First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio and First Trust Technology Portfolio, which were terminated and liquidated by resolution of the Board of Trustees as of March 16, 2007).
(2) Information is based on compensation paid to the Independent Trustees for the fiscal year ended December 31, 2007 for services to the eight portfolios of the Company, four portfolios of the Company that were liquidated on March 17, 2007, fourteen closed-end funds and 36 exchange-traded funds, all advised by First Trust. Mr. Keith first became a trustee of the Company on April 30, 2007.

        The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds and in all registered investment companies in the First Trust Fund Complex as of December 31, 2007:

                                                            AGGREGATE DOLLAR RANGE OF EQUITY
                                                              SECURITIES IN ALL REGISTERED
                                                            INVESTMENT COMPANIES OVERSEEN BY
                              DOLLAR RANGE OF EQUITY        TRUSTEE IN THE FIRST TRUST FUND
NAME OF TRUSTEE               SECURITIES IN THE FUNDS                   COMPLEX
Interested Trustee:
Mr. Bowen                                     None                       Over $100,000

Independent Trustees:
Mr. Erickson                                  None                       Over $100,000

Mr. Kadlec                                    None                       Over $100,000

                                      -39-

Mr. Keith                                     None                      Over $100,000

Mr. Nielson                                   None                      $50,001-$100,000


        As of December 31, 2007, the Independent Trustees do not own beneficially or of record any class of securities of the investment adviser or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds.

STANDING COMMITTEES

        The Board of Trustees of the Company has four standing committees: the Executive Committee, the Audit Committee, the Valuation Committee and the Nominating and Governance Committee.

        The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Company's Declaration of Trust and By-laws. Messrs. Bowen and Erickson are members of the Executive Committee. The Executive Committee did not meet during the fiscal year ended December 31, 2007.

        The Audit Committee is responsible for overseeing the Funds' accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing the Funds' independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the fiscal year ended December 31, 2007, the Audit Committee held seven meetings.

        The Valuation Committee is responsible for the oversight of the pricing procedures of the Funds. Messrs. Erickson, Kadlec, Keith and Nielson serve on the Valuation Committee. The Valuation Committee held four meetings during the fiscal year ended December 31, 2007.

        The Nominating and Governance Committee is responsible for overseeing matters related to the nomination of non-interested persons to the Company's Board of Trustees, and as necessary, the corporate governance of the Company. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including interest holders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including interest holders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board, interest holders of the Fund shall mail such recommendation to W. Scott Jardine at the Fund's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendations shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund interest holder); (b) a full description of the proposed candidate's background, including their education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, as amended, and such other information that may be considered to impair the candidate's independence and (e) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Nominating and Governance Committee and outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations at which point they may be considered for nomination. Messrs. Erickson, Kadlec, Keith and Nielson serve on the Nominating and Governance Committee. The Nominating and Governance Committee met four times during the fiscal year ended December 31, 2007.


                                 CODE OF ETHICS

        To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Company, First Trust and First Trust Portfolios have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC.


                      PROXY VOTING POLICIES AND PROCEDURES

        The Company has adopted a proxy voting policy that seeks to ensure that proxies for securities held by each Fund are voted consistently and solely in the best economic interests of the Fund.

        A senior member of First Trust is responsible for oversight of the Fund's proxy voting process. First Trust has engaged the services of RiskMetrics Group, Inc. ("RMG"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Funds. RMG provides voting recommendations based upon established guidelines and practices. First Trust reviews RMG recommendations and frequently follows the RMG recommendations. However, on selected issues, First Trust may not vote in accordance with the RMG recommendations when First Trust believes that specific RMG recommendations are not in the best interests of the Fund. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the RMG recommendations to avoid any conflict of interest.

        First Trust has adopted the RMG Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

        Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, on the Fund's website at www.ftportfolios.com, upon request, by calling (800) 621-1675 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

        As of the date of this SAI, Account B, 1 Corporate Drive, Shelton, CT 06484 owned all shares of the Company. As a result, Account B is considered to control the Funds. Due to such control, Account B may have the ability to affect the outcome of any item voted on by the Funds. To the extent required by applicable law, Prudential will solicit voting instructions from owners of variable annuity Policies. All Interests in each Fund will be voted by Prudential in accordance with voting instructions received from such variable annuity policy owners. Prudential will vote all of the Interests which it is entitled to vote in the same proportion as the voting instructions given by variable annuity policy owners, on the issues presented.

        As of December 31, 2007, the Trustees and officers of the Company did not own any Interests.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

        First Trust Advisors L.P., 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Funds. As investment adviser, First Trust provides the Funds with professional investment supervision and management and permits any of its officers or employees to serve without compensation as Trustees or officers of the Company if elected to such positions. First Trust provides each Fund with discretionary investment services and certain other services necessary with the management of the portfolios. Specifically, First Trust is responsible for supervising and directing the investments of each Fund in accordance with each Fund's investment objective, program, and restrictions as provided in the prospectus and this Statement of Additional Information. First Trust is responsible for effecting all security transactions on behalf of each Fund. First Trust is also responsible for compliance with the provisions of the Internal Revenue Code of 1986, as amended ("Code"), applicable to each Fund (relating to the diversification requirements applicable to investments in underlying variable annuity contracts).

        First Trust is an Illinois limited partnership formed in 1991 and an investment adviser registered with the SEC under the Investment Advisers Act of 1940. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner,

The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker/dealer services through their interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust is controlled by Grace Partners and The Charger Corporation.

        First Trust is also adviser to 14 closed-end funds, 36 exchange-traded funds and is the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios, which are substantially similar to the Funds in that they have the same investment objectives and strategies as the various Funds but have a finite life. First Trust Portfolios specializes in the underwriting, trading and distribution of unit investment trusts and other securities.

        First Trust Portfolios, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, FT Trust (formerly known as The First Trust Special Situations Trust), the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA. First Trust introduced the first insured unit investment trust in 1974.

        First Trust acts as investment adviser to the Funds pursuant to an Investment Advisory and Management Agreement. The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by the Trustees including a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Company, or the interest holders of each Fund. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding Interests of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that First Trust, its partners, directors, officers, employees, and certain other persons performing specific functions for a Fund will only be liable to a Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of their obligations and duties under the agreement. As compensation for its services, each Fund pays First Trust a fee as described in the prospectus. Provisions regarding expense limitations are described in the prospectus.

        Each Fund paid the following advisory fees to First Trust and First Trust waived and reimbursed the amounts set forth below for the periods specified. First Trust may seek restitution from the Funds for fees waived and reimbursed through December 31, 2009; however, the restitution is limited to the extent that it would not cause a Fund to exceed current expense limitations. The amount of restitution paid for each of the periods specified is provided below:

        Fiscal Year Ended 12/31/2005

                       ADVISORY FEES
                       AFTER WAIVERS/
PORTFOLIO NAME         REIMBURSEMENTS    WAIVERS    REIMBURSEMENTS  RESTITUTION

Target Managed VIP         $867,153     $22,423              -              -
   Portfolio
DART 10 Portfolio            62,760      16,406              -              -
Global Target Portfolio     126,141      41,021              -              -
S&P(R) Target Portfolio      78,713      17,876              -              -
Dow Dividend                128,592      12,332              -              -
   Portfolio
NASDAQ(R)                    15,099      22,041              -              -
   Target Portfolio
Value Line(R)               223,766       7,794              -              -
   Target Portfolio
Target Focus Four            22,642      25,699              -              -
  Portfolio

        Fiscal Year Ended 12/31/2006

                       ADVISORY FEES
                       AFTER WAIVERS/    WAIVERS    Reimbursements
PORTFOLIO NAME         REIMBURSEMENTS                              Restitution

Target Managed VIP       $1,123,265           -              -        $22,423
   Portfolio
DART 10 Portfolio           110,583           -              -          2,426
Global Target Portfolio     409,483           -              -         41,021
S&P(R) Target Portfolio      84,473     $14,063              -              -
Dow Dividend                495,448           -              -         12,332
   Portfolio
NASDAQ(R)                    16,091      24,970              -              -
   Target Portfolio
Value Line(R)               292,190           -              -          7,793
   Target Portfolio
Target Focus Four            11,898      26,395              -              -
  Portfolio

        Fiscal Year Ended 12/31/2007

                       ADVISORY FEES
                       AFTER WAIVERS/    WAIVERS   Reimbursements
PORTFOLIO NAME         REIMBURSEMENTS                              Restitution

Target Managed VIP         $1,136,286           -              -              -
   Portfolio
DART 10 Portfolio             110,387     $18,107              -              -
Global Target Portfolio       971,823           -              -              -
S&P(R) Target Portfolio        81,087      13,114              -              -
Dow Dividend                  570,530           -              -              -
   Portfolio
NASDAQ(R)                      28,019      26,812              -              -
   Target Portfolio
Value Line(R)                 251,765           -              -              -
   Target Portfolio
Target Focus Four               2,415      31,897              -              -
  Portfolio

INVESTMENT COMMITTEE

        The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Fund's portfolios. There are currently five members of the Investment Committee, as follows:

                           POSITION WITH         LENGTH OF SERVICE    PRINCIPAL OCCUPATION
NAME                       FIRST TRUST           WITH FIRST TRUST     DURING PAST FIVE YEARS
Daniel J. Lindquist        Senior Vice           Since 2004           Senior Vice President
                           President                                  (September 2005 to Present),
                                                                      Vice President (April 2004 to
                                                                      September 2005), First Trust
                                                                      Advisors L.P. and First Trust
                                                                      Portfolios L.P.; Chief Operating
                                                                      Officer (January 2004 to April
                                                                      2004), Mina Capital Management,
                                                                      LLC; Chief Operating Officer
                                                                      (April 2000 to January 2004),
                                                                      Samaritan Asset Management
                                                                      Services, Inc.

Robert F. Carey            Chief Investment      Since 1991           Chief Investment Officer
                           Officer and Senior                         and Senior Vice
                           Vice President                             President, First Trust
                                                                      Advisors L.P.; Senior
                                                                      Vice President, First
                                                                      Trust Portfolios L.P.

Jon C. Erickson            Senior Vice           Since 1994           Senior Vice President
                           President                                  (August 2002 to
                                                                      Present), First Trust
                                                                      Advisors L.P. and First
                                                                      Trust Portfolios L.P.

David G. McGarel           Senior Vice           Since 1997           Senior Vice President
                           President                                  (August 2002 to
                                                                      Present), First Trust
                                                                      Advisors L.P. and First
                                                                      Trust Portfolios L.P.

Roger F. Testin            Senior Vice           Since 2001           Senior Vice President
                           President                                  (November 2003 to
                                                                      Present), Vice President
                                                                      (August 2001 to November
                                                                      2003), First Trust
                                                                      Portfolios L.P. and
                                                                      First Trust Advisors L.P.

        Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Funds' investment strategies.

        David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

        Jon C. Erickson: As the head of the First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

        Roger F. Testin: As the head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Funds' portfolios.

        Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

COMPENSATION

        The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as Fund performance or the value of assets included in the Fund's portfolios. In addition, Mr. Carey, Mr. Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership related distributions.

        The Investment Committee manages other investment vehicles and accounts in addition to the Company. The number of such accounts and total assets (excluding the Company), as of December 31, 2007, set forth in the table below:

                    ACCOUNTS MANAGED BY INVESTMENT COMMITTEE
                            (as of December 31, 2007)

     INVESTMENT                    REGISTERED           OTHER POOLED      OTHER ACCOUNTS NUMBER
  COMMITTEE MEMBER            INVESTMENT COMPANIES   INVESTMENT VEHICLES       OF ACCOUNTS
                               NUMBER OF ACCOUNTS    NUMBER OF ACCOUNTS         ($ ASSETS)
                                   ($ ASSETS)            ($ ASSETS)
Robert F. Carey                53 ($4,334,739,123)    4 ($534,988,518)     4,096($980,909,176)

Roger F. Testin                53 ($4,334,739,123)    4 ($534,988,518)     4,096($980,909,176)

Jon C. Erickson                53 ($4,334,739,123)    4 ($534,988,518)     4,096($980,909,176)

David G. McGarel               53 ($4,334,739,123)    4 ($534,988,518)     4,096($980,909,176)

Daniel J. Lindquist            53 ($4,334,739,123)    4 ($534,988,518)     4,096($980,909,176)

        None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Funds' investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategies of many of the Funds and other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Funds and other accounts managed by the Investment Committee result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Funds and other accounts managed by the Investment Committee. None of the members of the Investment Committee own Interests in the Funds.

DISTRIBUTOR

        First Trust Portfolios, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, serves as the principal underwriter of the Interests of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Funds (the "Distribution Agreement"). First Trust Portfolios is affiliated with First Trust. The officers of the Company described as being associated with First Trust and First Trust Portfolios are affiliated persons of both the Company and First Trust Portfolios. Pursuant to the Distribution Agreement, the Fund appointed First Trust Portfolios to be its agent for the distribution of the Funds' interests on a continuous offering basis. First Trust Portfolios sells interests of the Funds to Account B. Pursuant to the Distribution Agreement, First Trust Portfolios, at its own expense, finances certain activities incident to the sale and distribution of the Interests of the

Funds, including printing and distribution of prospectus and statement of additional information to other than existing interest holders and the printing and distributing of sales literature and advertising. First Trust Portfolios does not receive underwriting commissions for its sale of Interests of the Funds, but does receive compensation pursuant to a Rule 12b-1 plan adopted by the Fund and described herein under "12b-1 Plan."

ADMINISTRATOR

        Each Fund pays an administration fee as set forth in the prospectus to cover expenses incurred by Prudential in connection with the administration of the Funds, Account B and the Policies. First Trust also pays an additional administrative fee to Prudential for the Funds as set forth in the Funds' prospectus. The services provided by Prudential shall include, among others, the following: (i) coordinating matters relating to the operation of Account B with the Funds, including any necessary coordination with the custodian, transfer agent, dividend disbursing agent, recordkeeping agent, accountants, attorneys, and other parties performing services or operational functions for the Funds;
(ii) coordinating the preparation of the necessary documents with the SEC and other federal and state regulatory authorities as may be required; (iii) taking such other action as may be required by applicable law with respect to the foregoing, including without limitation the rules and regulations of the SEC and of state insurance authorities and other regulatory agencies; and (iv) coordinating with First Trust regarding investment limitations and parameters imposed on funding vehicles for variable annuities by the insurance laws of the various states and by the Code. For the periods specified, each Fund paid the following to Prudential:

                          FISCAL YEAR ENDED    FISCAL YEAR      FISCAL YEAR
PORTFOLIO NAME              12/31/2005    ENDED 12/31/2006 ENDED 12/31/2007

Target Managed VIP           $435,112           $561,633         $567,905
Portfolio
DART 10 Portfolio              38,225             55,292           64,152
Dow Dividend Portfolio         70,462            247,724          284,977
Global Target Portfolio        81,641            204,740          485,863
S&P(R) Target Portfolio        46,685             49,268           47,096
NASDAQ(R) Target Portfolio     17,652             20,530           27,465
Value Line(R) Target          114,070            146,095          125,950
Portfolio
Target Focus Four              22,645             19,147           17,297
Portfolio

        Prudential also makes its officers and employees available to the Trustees and officers of the Company for consultation and discussions regarding the operations of Account B and the Policies in connection with the administration of the Funds and services provided to the Funds.

        On January 1, 2008, American Skandia Life Assurance Corporation, a Prudential Financial Company, legally changed its name to Prudential Annuities Life Assurance Corporation (Prudential). Accordingly, the name of American Skandia Life Assurance Corporation Variable Account B was changed to Prudential Annuities Life Assurance Corporation Variable Account B (Account B).

TRANSFER AGENT

        PFPC Inc. ("PFPC"), with corporate offices at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer and dividend disbursing agent for the Funds pursuant to an Amended and Restated Transfer Agency Agreement dated December 15, 2003 (the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, PFPC maintains member registrations; performs services relating to member trading activity; and provides purchase and redemption services in accordance with instruction from the Company. The fees paid to PFPC for its services pursuant to the Transfer Agency Agreement are described under "Administration, Accounting, and Transfer Agency Services Fees."

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

        PFPC also serves as the Company's administrator and fund accounting agent pursuant to an Amended and Restated Administration and Accounting Services Agreement dated as of December 15, 2003 (the "Administration Agreement"). PFPC has agreed to furnish to the Company statistical and research data, clerical, accounting and bookkeeping services, and certain other services required. In addition, PFPC has agreed to prepare and file various reports with appropriate regulatory agencies. The Administration Agreement provides that PFPC shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder. PFPC shall be responsible for failure to perform its duties under the Administration Agreement arising out of its willful misfeasance, bad faith, gross negligence or reckless disregard. The fees paid to PFPC for its services pursuant to the Administration Agreement are described under "Administration, Accounting, and Transfer Agency Services Fees" below.

        The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION, ACCOUNTING, AND TRANSFER AGENCY SERVICES FEES

        Pursuant to a letter agreement, the Company has agreed to pay PFPC fees for services provided by PFPC under the Administration Agreement and Transfer Agency Agreement. The following annual fee is calculated based upon the aggregate average net assets of the Funds payable monthly, excluding out-of-pocket expenses:

             0.10% of first $1 billion of aggregate net assets;

             0.08% of the next $1 billion of aggregate average net assets; and

             0.06% of amounts in excess of $2 billion aggregate average net assets.

CUSTODIAN

        The custodian has custody of all securities and cash of the Company maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds. PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Suite 200, Philadelphia, PA 19153, acts as custodian for each Fund.

        Pursuant to a letter agreement, the Fund has agreed to pay PFPC Trust Company fees for services provided under the Custodian Agreement dated December 1, 2003. PFPC Trust Company will receive a monthly fee of 0.01% of each Fund's average gross assets plus transactions charges and out-of-pocket and other charges. The minimum monthly fee will be $333 for each Fund, exclusive of transaction charges and out-of-pocket and other charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

        The Funds' independent registered public accounting firm, Deloitte & Touche LLP ("Deloitte"), 111 South Wacker Drive, Chicago, Illinois 60606, audits each Fund's financial statements and perform other related audit services. Ernst & Young LLP ("E&Y"), 200 Clarendon Street, Boston, Massachusetts 02116, served as the Company's independent registered public accounting firm for the fiscal years ended December 31, 1999 through December 31, 2006. E&Y audited each Fund's financial statements and performed other related audit services.


                                 RULE 12b-1 PLAN

        The Company has adopted a plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of the Funds will be subject to an annual service fee. The Company has adopted the Plan to encourage Prudential to provide services to owners of interests of the Funds and to promote future sales of the Funds.

        First Trust Portfolios serves as selling agent and distributor of the Interests of the Funds. In this capacity, First Trust Portfolios manages the offering of the Funds' Interests and is responsible for all sales and promotional activities. In order to compensate First Trust Portfolios for its costs in connection with these activities, each Fund has adopted a service plan under Rule 12b-1 under the 1940 Act. First Trust Portfolios uses the service fee to compensate Prudential for providing account services to policy owners. These services include establishing and maintaining policy owners' accounts, supplying information to policy owners, delivering fund materials to policy owners, answering inquiries, and providing other personal services to policy owners. Each Fund may spend up to .25 of 1% per year of the average daily net assets of its Interests as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate First Trust Portfolios for expenses incurred in connection with the sale and distribution of a Fund's Interests including, without limitation, compensation of its sales force, expenses of printing and distributing prospectus to persons other than interest holders or policy owners, expenses of preparing, printing and distributing advertising and sales literature and reports to Interests holders and policy owners used in connection with the sale of a Fund's Interests, certain other expenses associated with the distribution of Interests of the Funds, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

        On May 1, 2003, payments under the Plan were suspended for all of the Funds, except the Target Focus Four Portfolio. On May 1, 2004, payments under the Plan were resumed for the Dow Dividend Portfolio, the Target Managed VIP Portfolio, the DART 10 Portfolio, the Global Target Portfolio, the S&P(R) Target Portfolio, the NASDAQ(R) Target Portfolio and the Value Line(R) Target Portfolio. For the fiscal year ended December 31, 2007, each Fund paid the following amount under the Plan: Target Managed VIP Portfolio $473,452; DART 10 Portfolio $53,539; Dow Dividend Portfolio $273,721; Global Target Portfolio $404,926; S&P(R) Target PortfoliO $39,250; NASDAQ(R) Target Portfolio $22,847; Target Focus Four Portfolio $14,297; and Value Line(R) TarGet Portfolio $104,902. For the fiscal year ended December 31, 2007, all 12b-1 fees paid during the period were paid to Prudential for providing account services. As a result, none of the 12b-1 service fee was paid for: advertising, printing, and mailing of prospectus to other than current interest holders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, interest, carrying, or other financing charges and any other charges.

        Under the Company's Plan, the Company will report quarterly to the Board of Trustees for its review all amounts expended under the Plan. The Plan may be terminated at any time with respect to any Fund, without the payment of any penalty, by a vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such Fund. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non interested Trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the Trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under the applicable law, that there is a reasonable likelihood that the Plan will benefit a Fund and its interest holders. The Plan may not be amended to increase materially the cost which a Fund may bear under the Plan without the approval of the interest holders of the affected Fund, and any other material amendments of the Plan must be approved by the non-interested Trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested Trustees of the Company will be committed to the discretion of the non-interested Trustees then in office.


                              BROKERAGE ALLOCATIONS

        First Trust is responsible for decisions to buy and sell securities for each Fund and for the placement of a Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. A Fund may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of policies.

        Section 28(e) of the Securities Exchange Act of 1934 permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include: (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

        In light of the above, in selecting brokers, First Trust may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Company. First Trust believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. The Investment Advisory and Management Agreement provides that such higher commissions will not be paid by the Funds unless the adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to First Trust under the Investment Advisory and Management Agreement are not reduced as a result of receipt by First Trust of research services. First Trust has advised the Board that it does not use soft dollars.

        First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Funds effects their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with a Fund. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

BROKERAGE COMMISSIONS

        Each Fund paid the following amounts in aggregate brokerage commissions for the specified periods:

                       FISCAL YEAR FISCAL YEAR FISCAL YEAR
 PORTFOLIO NAME        ENDED 12/31/2005  ENDED 12/31/2006   ENDED 12/31/2007

 Target Managed VIP          $  246,678        $275,483           $299,214
 Portfolio
 DART 10 Portfolio               29,913         30,866             36,479
 Global Target Portfolio        121,655        268,079            470,063
 Dow Dividend Portfolio          69,752        149,665            132,794
 S&P(R) Target Portfolio         24,080         21,895             23,669
 NASDAQ(R) Target Portfolio      23,158          8,408             21,900
 Value Line(R) Target            69,052         96,635             74,275
 Portfolio
 Target Focus Four               15,002         10,455             17,497
 Portfolio

        The Global Target Portfolio's brokerage commission payments were significantly higher in fiscal year 2007 than during the previous fiscal year primarily due to the increased volume of purchases and sales of securities related to the increase in the size of and interest in the Fund.


                              MARKET TIMING POLICY

        The Funds have adopted a market timing/frequent trading policy (the "Market Timing Policy"). Market timing may be generally described as the practice of frequently buying and selling investment company shares in order to take advantage of a perceived arbitrage opportunity. Most often the practice has involved funds that invest principally in non-U.S. securities. Market timing can have negative consequences for long-term investors in the fund. First of all, the practice has the effect of "siphoning" a portion of the fund's gains and effectively diluting the returns to long-term investors. Additionally, if such activity occurs frequently and involves large amounts it will affect how the portfolio manager manages the fund (likely forcing the manager to hold a larger portion of the fund's assets in cash or otherwise interfering with the efficient management of the portfolio). The practice would also likely have the effect of increasing transaction costs, which would be borne by all investors. All interests of the Funds are issued to, and redeemed from, Prudential Variable Account B. Furthermore, such sales and redemptions are affected only in response to purchases and redemptions of the related variable annuity sub-accounts sold by Prudential to their policyholders or transfers among the sub-accounts.

Therefore, the Funds' risk of exposure to market timing is limited to such attempts as might be made through the sub-accounts. Following is a general description of market timing as well as the Funds' policy regarding market timing of Fund interests.

        The Funds are not designed to provide investors with a means of speculating on short-term market movements. Frequently trading by investors may, under certain circumstances, disrupt the management of the Funds, negatively affect a Fund's performance and increase transaction costs for all investors. Due to the fact that all interests of a Fund are issued to, and redeemed from, Prudential Variable Account B, a Fund itself cannot generally monitor trading by a particular investor. Therefore, the Funds will rely on Prudential to adopt policies and procedures with respect to transfers into and out of the sub-accounts. The Funds have reviewed the market timing policies and procedures of Prudential and had determined that such policies are reasonably designed to prevent or detect market timing activity. In addition, First Trust's portfolio management personnel will monitor activity within each Fund's portfolio and will report any unusual activity to the Company's Chief Compliance Officer.


                POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

        The Company has adopted a policy regarding the disclosure of portfolio holdings (the "Disclosure Policy"). The purpose of the Disclosure Policy is to outline the Funds' policies and procedures with respect to the disclosure of portfolio holdings in order to comply with SEC requirements.

        Except as provided below, no listing of the portfolio holdings of any Fund shall be provided to any person, including any investor of a Fund, until such time as the portfolio holdings have been filed with the SEC on Form N-Q or Form N-CSR, as applicable, and posted on the Fund's website.

        Any person, including any investor of a Fund that requests a listing of a Fund's portfolio holdings, shall be provided with the portfolio holdings list most recently made publicly available pursuant to this Disclosure Policy (and/or portfolio holdings as of earlier periods that previously have been made publicly available, if requested).

        Neither the Funds, their investment adviser nor any other party shall receive any compensation whatsoever in connection with the disclosure of information about a Fund's portfolio securities. The Funds may release certain nonpublic portfolio information to selected parties if (i) the Company's Chief Compliance Officer determines such disclosure in consistent with a legitimate business purpose of the Funds; and (ii) the recipient is subject to a duty of confidentiality with respect to the information, including a duty not to trade on the non-public information. In this connection, portfolio holdings information will be disclosed on an ongoing basis in the normal course of investment and administrative operations to service providers, which, to the best of the Company's knowledge, include proxy voting services (including RMG), fund accountants and custodians, as well as their financial printers and mailing service (including PFPC, Inc., GComm, Fitzgerald Marketing Communications and Broadridge Financial Solutions, Inc.), performance attribution vendors (including Factset Research Systems), tracking agencies (including Lipper, Inc.,

Morningstar, Inc., Standard & Poor's and Thomson Financial), accounting and auditing services (including Deloitte) and legal counsel to the Funds, the Independent Trustees or investment adviser (including Vedder Price P.C. and Chapman and Cutler LLP). All such third parties shall be bound by a Code of Ethics or similar insider trading policy or confidentiality agreement prohibiting their use of any portfolio holdings information in an improper manner.

        The Disclosure Policy will be monitored by the Company's Chief Compliance Officer. Any violations of the Disclosure Policy will be reported by the Company's Chief Compliance Officer to the Company's Board of Trustees at the next regularly scheduled board meeting.

        These procedures were designed to ensure that disclosure of information about portfolio securities is in the best interests of Fund interest holders, including the procedures to address conflicts between the interests of Fund interest holders, on the one hand, and those of a Fund's investment adviser; principal underwriter; or any affiliated person of a Fund, its investment advisor, or its principal underwriter, on the other.


                   VOTING RIGHTS AND GENERAL FUND INFORMATION

        Interest holders are entitled to one vote for each interest held. Interest holders may vote on the election of Trustees and on other matters submitted to meetings of interest holders. In regard to certain matters including termination, merger, or a change of fundamental policies, the right to vote is limited to the holders of Interests of the particular Fund affected by the proposal.

        To the extent required by applicable law, Prudential will solicit voting instructions from owners of variable annuity Policies. All Interests in each Fund will be voted by Prudential in accordance with voting instructions received from such variable annuity policy owners. Prudential will vote all of the Interests, which it is entitled to vote in the same proportion as the voting instructions given by variable annuity policy owners, on the issues presented.

        Each issued and outstanding Interest in a Fund is entitled to participate equally in dividends and distributions, if any, declared by its corresponding Fund, and in the net assets of the Fund remaining upon liquidation or dissolution after outstanding liabilities are satisfied. The Interests of each Fund, when issued, are fully paid and non-assessable. They have no preemptive, conversion, cumulative dividend or similar rights. A Fund can only be owned by Account B. Interests in a Fund do not have cumulative rights. This means that owners of more than half of the Company's Interests voting for election of Trustees can elect all the Trustees if they so choose. Then, the remaining interest owners would not be able to elect any Trustees.

        The Board of Trustees has the right to establish additional series in the future, to change Fund series and to determine the preferences, voting powers, rights and privileges thereof.

        The Funds are not required and do not intend to hold annual meetings of interest holders. Interest holders owning more than 10% of the outstanding interests of a Fund have the right to call a special meeting to remove Trustees or for any other purpose.

                 PURCHASES, REDEMPTIONS AND PRICING OF INTERESTS

        Account B will purchase Interests of the Funds at their net asset value. Interests are purchased using premiums received on Policies issued by Account B. Account B is funded by Interests of the Company.

        All investments in the Company are credited to the Interest holder's account in the form of full and fractional Interests of the designated Fund (rounded to the nearest 1/1000 of an Interest). The Company does not issue Interest certificates.

        As stated in the prospectus, the net asset value ("NAV") of a Fund's Interests is determined once each day the New York Stock Exchange (the "NYSE") is open at the close of the regular trading session on the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). The NAV of a Fund's Interests is not determined on days when the NYSE is closed. The NYSE holidays are generally: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

        The per interest NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Interests outstanding. A Fund's NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, portfolio securities for each Fund for which accurate market quotations are readily available will be valued by the fund accounting agent as follows:

               (1) Common stocks and other equity securities listed on any national or non-U.S. exchange or on the NASDAQ will be valued at the last sale price for all exchanges other than NASDAQ and the official closing price for NASDAQ on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation day, securities traded principally on an exchange or on NASDAQ will be valued at the mean between the most recent bid and ask prices.

               (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

               (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded.

               (4) Forward non-U.S. currency exchange contracts which are traded in the United States on regulated exchanges, will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

        In addition, the following types of securities will be valued as follows:

               (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

               (2) Fixed income securities maturing within 60 days are valued by the fund accounting agent on an amortized cost basis.

               (3) Repurchase agreements will be valued as follows: Overnight repurchase agreements will be valued at cost. Term purchase agreements (i.e., those whose maturity exceeds seven days) will be valued by the Pricing Committee of First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

        The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

        Non-U.S. securities, currencies and other assets denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by a pricing service. All assets denominated in non-U.S. currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation.

        Securities that may not be able to be priced by pre-established pricing methods may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of an issue of securities would appear to be the amount, which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

        The Company may suspend the right of redemption for any Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.

TAX STATUS

        The Company is not a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Company does not pay federal income tax on its interest, dividend income or capital gains, because as a limited liability company whose Interests are sold only to Account B, the Company is disregarded as an entity for purposes of federal income taxation, assuming that the Company meets the diversification requirements of
Section 817 of the Code. Prudential, through Account B, is treated as owning the assets of the Company, which are the collective assets of the Funds, directly and its tax obligations thereon are computed pursuant to Subchapter L of the Code (which governs the taxation of insurance companies). Tax disclosure relating to the variable annuity Policies that offer the Company as an investment alternative is contained in the prospectus for those Policies.

        Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that hold assets purchased under contracts such as the variable annuity Policies (that is, the assets of the Funds). Failure to satisfy those standards at any time would result in imposition of Federal income tax on a variable annuity policy owner with respect to the increase in the value of the variable annuity policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the variable annuity Policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of the value of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

        The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified only if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

        Each Fund will be managed with the intention of complying with these requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of a Fund.


                                   PERFORMANCE

        A Fund may quote its total return and yield in reports to interest holders, sales literature, and advertisements. These performance measures are described below. Performance advertised for a Fund may or may not reflect the effect of any charges that are imposed under a variable annuity policy that is funded by the Company. Such charges, described in the variable annuity prospectus, will have the effect of reducing a Fund's performance. Standardized average annual total return and non-standardized total return measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments of a Fund. Yield is a measure of the net investment income per interest earned over a specific one month or 30-day period expressed as a percentage of the net asset value.

        A Fund's standardized average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The standardized average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's interests on the first day of the period, adjusting to deduct the applicable charges, if any, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at NAV on the reinvestment dates during the period.

        The standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total return will be based on rolling calendar quarters and will cover at least periods of one, five and ten years, or a period covering the time the Fund has been in existence, if it has not been in existence for one of the prescribed periods.

        Non-standardized total return may also be advertised. The non-standardized total return is not subject to a prescribed formula. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return for a specific period is calculated by first taking an investment ("initial investment") in the Fund's interests on the first day of the period and computing the "end value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at net asset value on the reinvestment dates during the period. Non-standardized total return may also be shown as the increased dollar value of the hypothetical investment over the period.

        Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and is not intended to indicate future performance.

        The yield for a Fund is computed in accordance with a standardized method prescribed by the rules of the SEC. Under that method, yield is computed by dividing the net investment income per interest earned during the specified one month or 30-day period by the offering price per interest on the last day of the period, according to the following formula:

               Yield = 2[((a - b/cd) + 1) (6) - 1]

Where:

        a = dividends and interest earned during the period;
        b = expenses accrued for the period (net of reimbursements);
        c = the average daily number of interests outstanding during the period that were entitled to receive dividends; and d = the offering price (net asset value) per interest on the last day of the period.

        In computing the yield, a Fund follows certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that a Fund uses to prepare annual and interim financial statements in accordance with generally accepted accounting principles.

        A Fund's performance quotations are based upon historical results and are not necessarily representative of future performance. A Fund's interests are sold at NAV. Returns and NAV will fluctuate. Factors affecting a Fund's performance include general market conditions, operating expenses and investment management. Interests of a Fund are redeemable at the then current net asset value, which may be more or less than original cost. The performance of the Funds may be compared to the performance of other mutual funds, mutual fund indices or annuity indices with similar objectives and policies as reported by various sources, including Lipper, Inc. ("Lipper") and CDA Investment Technologies, Inc. ("CDA"). Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. A Fund's performance may also be compared to that of the Consumer Price Index or various unmanaged stock and bond indices including, but not limited to, Salomon Brothers Broad Investment Grade Index, Lehman Brothers High Yield Index, Lehman Brothers Aggregate Bond Index, Lehman Brothers Intermediate Government/Corporate Bond Index, Salomon Brothers Treasury Index, S&P MidCap 400 Index, Morgan Stanley Capital International World Index, Morgan Stanley Capital International Europe and Australia, Far East Equity Index, Russell 1000 Integrated Oil Index, Russell 1000 Other Energy Index, Russell 1000 Financial Services Index, Russell 1000 Healthcare Index, Russell 1000 Technology Index, Russell 2000 Index, Russell 3000 Index, Russell MidCap Index, Dow Jones Industrial Average, Hang Seng Index, Ibbotson Small Cap Index, NASDAQ Composite Index, Financial Times, S&P 500 Index, MSCI World Index, NASDAQ-100 Index. There are differences and similarities between the investments, which a Fund may purchase, and the investments by the market indicators.

        From time to time, a Fund also may quote information from publications including, but not limited to, the following: Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, The New York Times, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indices of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Certain of these alternative investments may offer fixed rates of return and guaranteed principal, and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index (COFI). A Fund may also advertise its portfolio or its significant holdings at any given time. A Fund may also periodically advertise tax-deferred compounding charts and other hypothetical illustrations.

PERFORMANCE DATA OF INVESTMENT STRATEGIES

        The following table shows hypothetical performance and information for the strategies employed by the Funds noted below, but not any actual Fund, and the actual performance of the S&P 500(R) Index, the FT Index, the Hang Seng Index, the DJIA, The Dow Jones U.S. Select Dividend Index(SM), the NASDAQ 100 Index and a combination of the FT Index, Hang Seng Index and the DJIA (the "Cumulative Index Returns"). The information for each investment strategy assumed that the strategy was fully invested as of the beginning of each year and that each Stock Selection Date was the last day of the preceding year. In addition, the performance information does take into consideration the estimated net expenses of the Funds (after expense reimbursements) but does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the variable annuity policies or taxes. Any of such charges, any reduction of the expense reimbursement level or higher actual expenses will lower the returns shown. All of the figures set forth below have been adjusted to take into account the effect of currency exchange rate fluctuations of the U.S. dollar, where applicable (i.e., returns are stated in U.S. dollar terms). The Cumulative Index Returns are calculated by adding one-third of the total returns of each of the FT Index, the Hang Seng Index and the DJIA. The returns shown in the following tables and graphs are not guarantees of future performance and should not be used as a predictor of returns to be expected in connection with a Fund's portfolio. Both stock prices (which may appreciate or depreciate) and dividends (which may be increased, reduced or eliminated) will affect the returns. Each investment strategy has under performed its respective index or indices in certain years. Accordingly, there can be no assurance that a Fund's portfolio will outperform its respective index (or combination thereof, where applicable).

        The following table compares the hypothetical performance of the investment strategy of the DART 10 Portfolio (the "DART 10 Strategy"); the investment strategy of the Dow(R) Dividend Portfolio (the "Dow Dividend Strategy"); a combination of the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks Strategies in the FT Index, Hang Seng Index and the DJIA (the "Global Target 15 Strategy"); the investment strategy of the S&P(R) Target Portfolio (the "S&P(R) Target 24 Strategy") and the investment strategy of the NASDAQ(R) Target Portfolio (the "NASDAQ(R) Target 15 Strategy"); the investment strategy of the Value Line(R) Target Portfolio (the "Value Line(R) Target 25 Strategy"); the investment strategy of the Target Focus Four Portfolio (the "Target Focus Four Strategy); and the performance of the S&P 500(R) Index, the FT Index, the Hang Seng Index, the DJIA, The Dow Jones U.S. Select Dividend Index(SM), the NASDAQ Composite Index and the Cumulative Index Returns in each of the years listed below, as of December 31 in each of those years (and as of the most recent quarter).

        An investor in a Fund would not necessarily realize as high a total return on an investment in the stocks upon which the hypothetical returns are based for the following reasons: the total return figures shown reflect estimated and not actual expenses and do not reflect taxes; the Funds are established at different times of the year; and the Funds may not be fully invested at all times or equally weighted in all stocks comprising a strategy.

Further, the returns also do not reflect the deduction of any insurance fees or charges which are imposed by Prudential in connection with the sale of variable annuity policies. Investors should refer to the prospectus for Account B for a description of those fees and charges which have a detrimental effect on the performance of the Funds. If the above-mentioned charges were reflected in the hypothetical returns, the returns would be lower than those presented here.

        The returns shown below for the strategies do not represent the results of actual trading using client assets but were achieved by means of the retroactive application of a strategy that was designed with the benefit of hindsight. These returns should not be considered indicative of the skill of First Trust or of future performance of any Fund. The returns may not reflect the impact that any material market or economic factors might have had if the strategies had been used during the periods shown to actually manage client assets. During most of the period shown in the table below, First Trust did not manage or supervise accounts which employed strategies similar to the hypothetical strategies shown below. The returns shown below for the strategies are not a guarantee of future performance and should not be used to predict the expected returns of a Fund. Each strategy has the potential for loss.

        These figures are for calendar years; the Funds may use different 12-month periods.

                         COMPARISON OF TOTAL RETURNS (2)

                    STRATEGY TOTAL RETURNS(1)                                    INDEX TOTAL RETURNS


                                                                                                                         Dow
                Value              Global   S&P(R)    NASDAQ(R) Target                                                   Jones
                Line      Dow(R)   Target   24        Target    Focus    S&P                            NASDAQ Select    Cumulative
       DART 10  Target 25 Dividend 15       Target    15        Four     500     FT     Hang            100    Dividend  Index
Year   Strategy Strategy  Strategy Strategy Strategy  Strategy  Strategy Index   Index  Seng     DJIA   Index  Index     Returns(3)
____   ________ ________  ________ ________ ________  _________ ________ _______ _____  _____    _____  ______ _________ ___________
1972      22.27%                                                        19.00%                    18.48%
1973      -3.62%                                                       -14.69%                   -13.28%
1974      -8.58%                                                       -26.47%                   -23.57%
1975      56.96%                                                        37.23%                    44.75%
1976      34.13%                                                        23.93%                    22.82%
1977      -3.30%                                                        -7.16%                   -12.84%
1978      -3.46%                                                         6.57%                     2.79%
1979      11.64%                                                        18.61%                    10.55%
1980      23.43%                                                        32.50%                    22.16%
1981       0.54%                                                        -4.92%                    -3.57%
1982      26.49%                                                        21.55%                    27.11%
1983      39.43%                                                        22.56%                    25.96%
1984       6.50%                                                         6.27%                     1.30%
1985      38.47%   40.92%                                               31.72%                    33.55%
1986      40.84%   15.35%                    20.49%   24.17%            18.67%                    27.10%    6.89%
1987       3.87%   12.46%           17.18%    2.65%   10.66%             5.25%   38.32% -10.02%    5.48%   10.49%           11.26%
1988      17.71%   -7.73%           22.17%    5.51%    6.82%            16.56%    7.03%  16.05%   16.14%   13.54%           13.07%
1989      26.75%   37.39%           15.60%   23.69%   24.45%            31.62%   24.53%   5.53%   32.19%   26.17%           20.75%
1990      -0.02%    1.74%            1.77%    7.71%   -2.06%            -3.10%   10.36%   6.74%   -0.56%  -10.41%            5.51%
1991      42.64%  100.40%           41.28%   41.75%   97.73%            30.40%   14.88%  42.46%   24.19%   64.99%           27.17%
1992       7.19%    3.37%   31.25%  25.44%   -0.59%   -1.96%             7.61%   -2.18%  28.89%    7.41%    8.87%  22.65%   11.37%
1993      19.66%   28.89%   19.36%  64.03%    9.27%   25.32%            10.04%   20.25% 123.35%   16.93%   11.76%  14.59%   53.51%
1994      -1.38%   22.13%   -7.55%  -8.87%    6.11%    5.52%             1.32%    1.19% -29.98%    5.01%    1.76%  -0.19%   -7.93%
1995      36.75%   41.74%   48.33%  12.61%   40.54%   50.21%            37.54%   17.83%  27.28%   36.87%   43.06%  42.80%   27.33%
1996      33.43%   36.55%   17.27%  20.69%   32.76%   43.53%   29.31%   22.94%   20.55%  37.47%   28.89%   42.78%  25.08%   28.97%
1997      24.18%   31.51%   42.12%  -7.68%   31.59%   26.60%   38.95%   33.35%   16.44% -17.68%   24.94%   20.77%  37.83%    7.90%
1998      18.56%   33.05%    3.82%  12.22%   41.22%   58.13%   32.29%   28.58%   12.20%  -2.68%   18.15%   85.48%   4.33%    9.22%
1999      17.08%  103.94%   -5.65%   7.22%   42.61%   93.96%   46.90%   21.04%   17.44%  73.42%   27.21%  102.10%  -4.08%   39.36%
2000       9.06%   -4.93%   27.19%   3.67%    4.87%   -2.33%   10.78%   -9.10%  -18.58%  -9.35%   -4.71%  -36.83%  24.86%  -10.88%
2001     -15.00%    0.94%   42.04%   0.06%   -9.96%  -12.40%   21.60%  -11.88%  -23.67% -22.40%   -5.43%  -32.62%  13.09%  -17.17%
2002     -17.29%  -13.89%   -0.04% -13.52%  -18.45%  -19.82%   10.37%  -22.09%  -29.52% -15.60%  -15.01%  -37.52%  -3.94%  -20.04%
2003      20.12%   46.47%   33.72%  37.79%   24.60%   35.14%   40.86%   28.67%   26.27%  41.79%   28.26%   49.48%  30.16%   32.11%
2004       4.40%   27.07%   20.07%  30.58%   14.76%   10.93%   23.01%   10.87%   20.80%  16.96%    5.30%   10.75%  18.14%   14.35%
2005      -3.40%   14.93%    3.30%  12.78%    4.90%    7.98%   10.12%    4.91%   12.45%   8.67%    1.72%    1.90%   3.79%    7.61%
2006      26.07%    1.62%   18.78%  41.55%    2.58%    9.80%   15.35%   15.78%   40.25%  38.60%   19.03%    7.28%  19.54%   32.62%
2007       1.96%   22.34%    2.04%  15.51%    4.38%   23.76%    8.05%    5.49%    0.13%  42.88%    8.87%   19.24%  -5.16%   17.29%


                                      -63-

(1) The Strategy Stocks for each Strategy for a given year consist of stocks selected by applying the respective strategy as of the beginning of the period.
(2) Total return represents the sum of the change in market value of each group of stocks between the first and last trading day of a period plus the total dividends paid on each group of stocks during the period divided by the opening market value of each group of stocks as of the first trading day of a period. Total return does not take into consideration any taxes. Total return assumes that all dividends are reinvested monthly (with the exception of the Hang Seng Index from 12/31/86 through 12/31/92, during which time no dividends were accounted for and the NASDAQ 100 Index which shows only price appreciation prior to 1993), and all returns are stated in terms of the United States dollar. Based on the year-by-year returns contained in the table through 12/31/06, over the period listed for the NASDAQ(R) Target 15
    Strategy the average annual total return is 20.26%, and the average annual total return for its corresponding index, the NASDAQ-100 Index, is 13.57%;
    in addition, over the period listed above, the DART 10 Strategy achieved an average annual total return of 14.03%, and the average annual total return for its corresponding index, the DJIA, is 11.68%; The Dow(R) Dividend
    Strategy achieved an average total return of 17.24%, and the average total return for its corresponding index, The Dow Jones Select Dividend IndexSM, is 14.30%; the S&P(R) Target 24 Strategy achieved an average annual total return of 13.86%, and the average annual total return over a 22-year period for its corresponding index, the S&P 500 Index, is 11.80%; the Global Target
    15 Strategy achieved an average annual total return of 15.35%, and the average annual total return for its corresponding index, a combination of the FT Index, the Hang Seng Index and the DJIA, is 12.96%; the Value Line(R)
    Target 25 Strategy achieved an average annual total return of 22.99%, and the average annual total return over a 23-year period for its corresponding index, the S&P 500(R) Index, is 12.60%; and the First Trust Target Focus
    Four Strategy achieved an average annual total return of 9.31%, and the average annual total return over an 11-year period for its corresponding index, the S&P 500 Index, is 9.31%. Although each Fund seeks to achieve a better performance than its respective index as a whole, there can be no assurance that a Fund will achieve a better performance.
(3) Cumulative Index Returns represent the average of the annual returns of the stocks contained in the FT Index, Hang Seng Index and DJIA. Cumulative Index
    Returns do not represent an actual index.

        There can be no assurance that any Fund will outperform the DJIA or any other index shown. Investors should not rely on the preceding financial information as an indication of the past or future performance of a Fund.


                             ADDITIONAL INFORMATION

SHAREHOLDER INQUIRIES

        All inquiries regarding the Company should be directed to the Company at
(800) 621-1675 or by writing the Company at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.


                              FINANCIAL STATEMENTS

        The audited financial statements and notes thereto for the Funds, contained in the Annual Report to Shareholders dated December 31, 2007, are incorporated by reference into this SAI and have been audited by Deloitte, independent registered public accounting firm, whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. The Annual Report is available without charge by calling 800-621-1675.

                                      -64-


                        FIRST DEFINED PORTFOLIO FUND, LLC
                           PART C - OTHER INFORMATION

                               ITEM 23. EXHIBITS

Exhibit No. Description
(a) (1)     Certificate of Formation of the Registrant.(1)
    (2)     Amended and Restated Certificate of Formation of the Registrant.(3)
    (3)     Limited Liability Company Agreement of the Registrant.(3)
    (4)     Certificate of Amendment to Limited Liability Company Agreement.(4)
(b) (1)     Operating By-Laws of the Registrant.(3)
    (2)     Amended and Restated By-Laws of the Registrant.(6)
(c) (1)     Establishment and Designation of Series of Membership Interests.(3)
    (2)     Amended and Restated Establishment and Designation of Series.(3)
    (3)     Amended and Restated Establishment and Designation of Series.(6)
    (4)     Form of Third Amended and Restated Establishment and Designation
            of Series of Membership Interests.(8)
    (5)     Third Amended and Restated Establishment and Designation of Series of Membership Interests.(9)
    (6)     Fourth Amended and Restated Establishment and Designation of Series of Membership Interests.(9)
(d) (1)     Investment Advisory and Management Agreement.(3)
    (2)     Amended Schedules A and B to Investment Advisory and Management Agreement.(4)
    (3)     Amended Schedules A and B to Investment Advisory and Management Agreement.(6)
    (4)     Agreement for Fee Waiver, Expense Reimbursement and Recovery.(6)
(e) (1)     Distribution Agreement between Registrant and First Trust Portfolios L.P.(3)
    (2)     Amended Appendix A to Distribution Agreement.(4)
    (3)     Amended Appendix A to Distribution Agreement.(6)
(f)         Not Applicable.
(g) (1)     Custodian Services Agreement between the Registrant and PFPC Trust Company.(5)
    (2)     Foreign Custody Agreement among Registrant, Citibank, N.A. and PFPC Trust Company.(5)
    (3)     Amended Exhibit A to Custodian Services Agreement.(6)
(h) (1)     Services Agreement between Registrant and First Data Investor Services Group, Inc.(3)
    (2)     Administrative Services Agreement between Registrant and American Assurance Corporation.(3)
    (3)     Amendment to Administrative Services Agreement between Registrant and American Skandia Life Assurance Corporation.(5)
    (4)     Amended and Restated Transfer Agency Services Agreement between the Registrant and PFPC Inc.(5)
    (5)     Amended and Restated  Administration and Accounting Services Agreement between the
            Registrant and PFPC Inc.(5)
    (6)     Amendment to Administrative Services Agreement between Registrant and American Skandia Life Assurance Corporation.(6)
    (7)     Amended Exhibit A to Amended and Restated Transfer Agency
            Services Agreement.(6) (8) Amended Exhibit A to Amended and Restated
            Administration and Accounting Services Agreement.(6) (9) Amendment to
            Fund Participation Agreement.(6)
(i) (1)     Opinion and Consent of Chapman and Cutler LLP dated April 28, 2006.(7)
    (2)     Opinion and Consent of Chapman and Cutler LLP dated April 30, 2007.(8)
    (3)     Opinion and Consent of Chapman and Cutler LLP dated November 19, 2007.(9)
    (4)     Opinion and Consent of Chapman and Cutler LLP dated April 28, 2008.(10)
(j) (1)     Consent of Independent Registered Public Accounting Firm.(10)
(k)         Not Applicable.
(l)         Not Applicable.
(m) (1)     12b-1 Service Plan.(2)
    (2)     Amended Appendix A to 12b-1 Service Plan.(4)
    (3)     Amended Schedule A to 12b-1 Service Plan.(6)
(n)         Not Applicable. (o) Not Applicable.
(p) (1)     Code of Ethics of First Trust Advisors L.P.(4)
    (2)     Code of Ethics of First Trust Portfolios L.P.(4)
    (3)     Code of Ethics of First Defined Portfolio Fund, LLC.(4)
    (4)     Amended Code of Ethics First Trust Advisors L.P.(6)
    (5)     First Trust Advisors L.P. Investment Adviser Code of Ethics, amended on May 31, 2006. (8)
    (6)     First Trust Portfolios L.P. Code of Ethics, amended on May 31, 2006. (8)
    (7)     First Trust Funds Code of Ethics, amended on May 31, 2006. (8)
(q) (1)     Powers of Attorney for Messrs Bowen, Erickson, and
            Nielson, authorizing, among others, James A. Bowen and W.
            Scott Jardine to execute the Registration Statement.(2)
    (2)     Power of Attorney for Mr. Kadlec, authorizing, among others,
            James A. Bowen and W. Scott Jardine to execute the Registration Statement. Filed on September 20, 2005 as Exhibit (q) to Registrant's
            Registration Statement on Form N-1A and incorporated herein by reference.
    (3)     Power of Attorney for Mr. Keith, authorizing, among others,
            James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement.(8)

---------------
(1) Incorporated by reference to the Registrant's initial Registration Statement on Form N-1A filed with the SEC via EDGAR on February 16, 1999.

(2) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration
Statement on Form N-1A filed with the SEC via EDGAR on September 30, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on April 28, 2000.

(4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on April 30, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on April 29, 2004.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on May 2, 2005.

(7) Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on April 28, 2006.

(8) Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on May 1, 2007.

(9) Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on November 19, 2007. (10) Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not Applicable.

ITEM 25. INDEMNIFICATION

Section 12.4 of the Registrant's Limited Liability Company Agreement provides as follows:

(a) Subject to the exceptions and limitations contained in this Section 12.4, every person who is, or has been, a Trustee, director, officer, employee, authorized person or agent of the Company, including persons who serve at the request of the Company as Trustees, officers, employees, or agents, of another organization in which the Company has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Company to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee, authorized person or agent and against amounts paid or incurred by him in settlement thereof.

(b) No indemnification shall be provided hereunder to a Covered Person:

         (i) against any liability to the Company or the Member by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Company; or

         (iii) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

                  (A) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                  (B) by written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Company, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Company personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section
12.4 shall be advanced by the Company prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 12.4, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security or the Company shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 12.4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Company (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 12.4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by Directors and Officers Liability/Errors and Omissions Liability Insurance policies in the aggregate amount of $10,000,000 (with a maximum deductible of $250,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Limited Liability Company Agreement of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification is against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
First Trust Advisors L.P. ("First Trust") serves as investment adviser to the funds, serves as adviser or subadviser to 25 mutual funds, 14 closed-end funds and 36 exchange-traded funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS
James A. Bowen, Managing Director/President                  Managing Director/President, FTP; Chairman of the Board
                                                             of Directors, BondWave LLC and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                       Managing Director, FTP

Mark R. Bradley, Chief Financial Officer and Managing        Chief Financial Officer and Managing Director, FTP; Chief
Director                                                     Financial Officer, BondWave LLC and Stonebridge Advisors
                                                             LLC

Robert F. Carey, Chief Investment Officer and Senior Vice    Senior Vice President, FTP
President

W. Scott Jardine, General Counsel                            General Counsel, FTP; Secretary of BondWave LLC and
                                                             Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel                      Deputy General Counsel, FTP since May 2007;
                                                             Assistant General Counsel, FTP, March 2004 to
                                                             May 2007

Erin Chapman, Assistant General Counsel                      Assistant General Counsel, FTP since March 2006

Michelle Quintos, Assistant General Counsel                  Assistant General Counsel, FTP

John Vasko, Assistant General Counsel                        Senior Counsel, Michaels and May, October 2006 to May
                                                             2007; Assistant General Counsel, ARAMARK Corporation

Pamela Wirt, Assistant General Counsel                       Of Counsel, Vedder, Price, Kaufman and Kammholz, P.C.,
                                                             February 2006 to January 2007; Independent Contractor
                                                             Attorney, SBA Network Services, Inc.

R. Scott Hall, Managing Director Managing Director, FTP

Andrew S. Roggensack, Managing Director                      Managing Director, FTP

Elizabeth H. Bull, Senior Vice President                     Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President                  Senior Vice President, FTP

Jane Doyle, Senior Vice President                            Senior Vice President, FTP

James M. Dykas, Senior Vice President                        Senior Vice President, FTP since April 2007; Vice
                                                             President, FTP from January 2005 to April 2007

Jon C. Erickson, Senior Vice President                       Senior Vice President, FTP

Kenneth N. Hass, Senior Vice President                       Senior Vice President, FTP

Jason T. Henry, Senior Vice President                        Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                   Senior Vice President, FTP

David G. McGarel, Senior Vice President                      Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                         Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President                  Senior Vice President, FTP

Roger F. Testin, Senior Vice President                       Senior Vice President, FTP

Alan M. Rooney, Senior Vice President                        Senior Vice President, FTP

Kathleen Brown, Chief Compliance Officer                     CCO, FTP since February 2008;
                                                             CCO, William Blair & Company

James P. Koeneman, Vice President                            Vice President, FTP

Ronda L. Saeli, Vice President                               Vice President, FTP

Kirk Sims, Vice President                                    Vice President, FTP

Walter E. Stubbings, Jr., Vice President                     Vice President, FTP

Richard S. Swiatek, Vice President                           Vice President, FTP

Stan Ueland, Vice President                                  Vice President, FTP

Brad Bradley, Assistant Vice President                       Assistant Vice President, FTP

Kelley A. Christensen, Assistant Vice President              Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President                   Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President                 Assistant Vice President, FTP

Lynae Peays, Assistant Vice President                        Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                     Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                    Assistant Vice President, FTP

Michael S. Stange, Assistant Vice President                  Assistant Vice President, FTP

ITEM 27. PRINCIPAL UNDERWRITER

(a) FTP serves as principal underwriter of the interests of the Fund, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II and First Trust Exchange-Traded AlphaDEX(TM) Fund. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

(b)

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND
The Charger Corporation                    General Partner                       None

Grace Partners of DuPage L.P.              Limited Partner                       None

James A. Bowen                             Managing Director/President           President, Chairman of the Board,
                                                                                 Trustee, Chief Executive Officer

Mark R. Bradley                            Chief Financial Officer; Managing     Treasurer, Chief Financial Officer
                                           Director                              and Chief Accounting Officer

Robert W. Bredemeier                       Managing Director                     None

Frank L. Fichera                           Managing Director                     None

Russell J. Graham                          Managing Director                     None

R. Scott Hall                              Managing Director                     None

W. Scott Jardine                           General Counsel                       Chief Compliance Officer
                                                                                 and Secretary

Kristi A. Maher                            Deputy General Counsel                Assistant Secretary

Erin Chapman                               Assistant General Counsel             None

Michelle Quintos                           Assistant General Counsel             None

John Vasko                                 Assistant General Counsel             None

Pamela Wirt                                Assistant General Counsel             None

Ronald D. McAlister                        Managing Director                     None

Richard A. Olson                           Managing Director                     None

Andrew S. Roggensack                       Managing Director                     None

Elizabeth H. Bull                          Senior Vice President                 None

Robert F. Carey                            Senior Vice President                 None

Patricia L. Costello                       Senior Vice President                 None

Christopher L. Dixon                       Senior Vice President                 None

Jane Doyle                                 Senior Vice President                 None

James M. Dykas                             Senior Vice President                 Assistant Treasurer

Jon C. Erickson                            Senior Vice President                 None

Kenneth N. Hass                            Senior Vice President                 None

Thomas V. Hendricks                        Senior Vice President                 None

Jason T. Henry                             Senior Vice President                 None

Christian D. Jeppesen                      Senior Vice President                 None

Christopher A. Lagioia                     Senior Vice President                 None

Daniel J. Lindquist                        Senior Vice President                 Vice President

David G. McGarel                           Senior Vice President                 None

Mark R. McHenney                           Senior Vice President                 None

Mitchell Mohr                              Senior Vice President                 None

Paul E. Nelson                             Senior Vice President                 None

Steve R. Nelson                            Senior Vice President                 None

Robert M. Porcellino                       Senior Vice President                 None

Steven R. Ritter                           Senior Vice President                 None

Alan Rooney                                Senior Vice President                 None

Francine Russell                           Senior Vice President                 None

Brad A. Shaffer                            Senior Vice President                 None

Brian Sheehan                              Senior Vice President                 None

James J. Simpson                           Senior Vice President                 None

Andrew C. Subramanian                      Senior Vice President                 None

Mark P. Sullivan                           Senior Vice President                 None

Roger F. Testin                            Senior Vice President                 Vice President

Gregory E. Wearsch                         Senior Vice President                 None

Patrick Woelfel                            Senior Vice President                 None

Kathleen Brown                             Chief Compliance Officer              None

Dan Affetto                                Vice President                        None

Lance Allen                                Vice President                        None

Eric Anderson                              Vice President                        None

Carlos Barbosa                             Vice President                        None

Michael Bean                               Vice President                        None

Rob Biddinger                              Vice President                        None

Mike Britt                                 Vice President                        None

Nathan S. Cassel                           Vice President                        None

Robert E. Christensen                      Vice President                        None

Will Cobb                                  Vice President                        None

Joshua Crosley                             Vice President                        None

Michael Dawson                             Vice President                        None

Michael Durr                               Vice President                        None

Albert K. Davis                            Vice President                        None

Daren J. Davis                             Vice President                        None

Sean Degnan                                Vice President                        None

Robert T. Doak                             Vice President                        None

Joel D. Donley                             Vice President                        None

Brett Egner                                Vice President                        None

Mike Flaherty                              Vice President                        None

Wendy Flaherty                             Vice President                        None

Edward Foley                               Vice President                        None

Don Fuller                                 Vice President                        None

John Gillis                                Vice President                        None

Patrick Good                               Vice President                        None

Matt D. Graham                             Vice President                        None

Matt Griffin                               Vice President                        None

William M. Hannold                         Vice President                        None

Mary Jane Hansen                           Vice President                        None

Vance Hicks                                Vice President                        None

Rick Johnson                               Vice President                        None

Tom Knickerbocker                          Vice President                        None

James P. Koeneman                          Vice President                        None

Thomas E. Kotcher                          Vice President                        None

Daniel Lavin                               Vice President                        None

Michael P. Leyden                          Vice President                        None

Keith L. Litavsky                          Vice President                        None

Stephanie L. Martin                        Vice President                        None

Marty McFadden                             Vice President                        None

Sean Moriarty                              Vice President                        None

John O'Sullivan                            Vice President                        None

David Pagano                               Vice President                        None

Brian K. Penney                            Vice President                        None

Blair R. Peterson                          Vice President                        None

Jason Peterson                             Vice President                        None

Tom Powell                                 Vice President                        None

Marisa Prestigiacomo                       Vice President                        None

Craig Prichard                             Vice President                        None

David A. Rieger                            Vice President                        None

Michael Rogers                             Vice President                        None

Paul Rowe                                  Vice President                        None

James Rowlette                             Vice President                        None

Ronda L. Saeli                             Vice President                        None

Jeffrey M. Samuel                          Vice President                        None

Peter H. Sandford                          Vice President                        None

Timothy Schival                            Vice President                        None

Stacy Shearer                              Vice President                        None

Nim Short                                  Vice President                        None

Kirk Sims                                  Vice President                        None

Edward J. Sistowicz                        Vice President                        None

Jonathan L. Steiner                        Vice President                        None

Eric Stoiber                               Vice President                        None

Walter E. Stubbings, Jr.                   Vice President                        None

Terry Swagerty                             Vice President                        None

Richard S. Swiatek                         Vice President                        None

Brian Taylor                               Vice President                        None

John Taylor                                Vice President                        None

Kerry Tazakine                             Vice President                        None

Timothy Trudo                              Vice President                        None

Stanley Ueland                             Vice President                        Assistant Vice President

Bryan Ulmer                                Vice President                        None

Barbara E. Vinson                          Vice President                        None

Dan Waldron                                Vice President                        None

Christopher Walsh                          Vice President                        None

Jeff Westergaard                           Vice President                        None

Lewin M. Williams                          Vice President                        None

Jeffrey S. Barnum                          Assistant Vice President              None

Owen Birts III                             Assistant Vice President              None

Toby A. Bohl                               Assistant Vice President              None

Brad Bradley                               Assistant Vice President              None

Kelley A. Christensen                      Assistant Vice President              Vice President

Katie D. Collins                           Assistant Vice President              None

Michael DeBella                            Assistant Vice President              None

Ann Marie Giudice                          Assistant Vice President              None

Debbie Del Giudice                         Assistant Vice President              None

Chris Fallow                               Assistant Vice President              None

Anita K. Henderson                         Assistant Vice President              None

James V. Huber                             Assistant Vice President              None

Kristen Johanneson                         Assistant Vice President              None

Daniel C. Keller                           Assistant Vice President              None

Robert J. Madeja                           Assistant Vice President              None

David M. McCammond-Watts                   Assistant Vice President              None

Michelle Parker                            Assistant Vice President              None

Lynae Peays                                Assistant Vice President              None

Debra K. Scherbring                        Assistant Vice President              None

Steve Schwarting                           Assistant Vice President              None

Omar Sepulveda                             Assistant Vice President              None

John H. Sherren                            Assistant Vice President              None

Michael S. Stange                          Assistant Vice President              None

Lee Sussman                                Assistant Vice President              None

Christopher J. Thill                       Assistant Vice President              None

Dave Tweeten                               Assistant Vice President              None

Thomas G. Wisnowski                        Assistant Vice President              None

* All addresses are 1001 Warrenville Road, Lisle, IL 60532 unless otherwise noted.

         (c)    Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
First Trust Advisors L.P., 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

PFPC Trust Company, 8800 Tinicum Blvd., 3rd Floor, Suite 200, Philadelphia, Pennsylvania 19153, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust Advisors L.P. or PFPC Inc.

PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.

ITEM 29. MANAGEMENT SERVICES
Not Applicable.

ITEM 30.  UNDERTAKINGS
Not Applicable.

                                                       SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lisle, in the State of Illinois, on the 29th day of April, 2008.

                                    FIRST DEFINED PORTFOLIO
                                             FUND, LLC

                                    By:___________________________
                                             James A. Bowen, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                                TITLE                                  DATE
---------                                -----                                  ----

                                         Treasurer, Controller and Chief
Mark R. Bradley                          Financial and Accounting Officer       April 29, 2008

                                         President, Chief Executive Officer,
James A. Bowen                           Chairman and Trustee                   April 29, 2008


      /s/ Richard E. Erickson *
---------------------------------------  Trustee                                April 29, 2008
          Richard E. Erickson

      /s/ Niel B. Nielson *
---------------------------------------  Trustee                                April 29, 2008
         Niel B. Nielson

     /s/ Thomas R. Kadlec*
---------------------------------------  Trustee                                April 29, 2008
       Thomas R. Kadlec

      /s/ Robert F. Keith*
---------------------------------------  Trustee                                April 29, 2008
         Robert F. Keith


---------------------------------------
*By:
James A. Bowen,
Attorney-in-Fact
April 29, 2008


------------------------------------------------------------------------------
*    Original powers of attorney authorizing, among others, James A. Bowen, W.
     Scott Jardine and Eric F. Fess to execute Registrant's Registration
     Statement, and Amendments thereto, for each of the trustees of the
     Registrant on whose behalf this Post-Effective Amendment is filed, were previously executed and filed or are being filed herewith and are incorporated by reference herein.

                                INDEX OF EXHIBITS

(i)(4)   Opinion and Consent of Chapman and Cutler LLP dated April 28, 2008

(j)(1)   Consent of Independent Registered Public Accounting Firm